UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments.

ILA FEDERAL PORTFOLIO
Schedule of Investments
May 31, 2010 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — 53.5%
Federal Farm Credit Bank(a)
$18,000,000	0.595%		06/01/10	$18,000,000
17,000,000	0.668		06/01/10	17,019,598
6,000,000	0.258		06/02/10	5,999,869
50,000,000	0.527		06/15/10	50,000,000
12,000,000	0.327		06/16/10	12,000,000
7,000,000	0.277		06/17/10	6,996,913
24,000,000	0.538		06/18/10	24,000,000
17,000,000	0.270		06/26/10	16,998,261
9,000,000	0.246		07/26/10	9,000,000
Federal Home Loan Bank
24,000,000	0.249	(a)	06/11/10	23,983,588
30,575,000	0.650		06/15/10	30,574,320
8,700,000	0.600		06/21/10	8,699,548
14,100,000	0.293	(a)	06/25/10	14,095,847
48,000,000	0.190		07/02/10	47,992,147
95,000,000	0.175		07/07/10	94,983,375
34,430,000	0.185		07/07/10	34,423,630
64,000,000	0.190		07/07/10	63,987,840
95,000,000	0.193		07/07/10	94,981,665
33,000,000	0.195		07/07/10	32,993,565
98,500,000	0.190		07/09/10	98,480,245
41,000,000	0.191		07/09/10	40,991,734
37,000,000	0.198	(a)	07/13/10	37,000,000
75,000,000	0.185		07/14/10	74,983,427
50,000,000	0.163	(a)	07/15/10	49,971,610
100,000,000	0.170		07/19/10	99,977,333
36,000,000	0.116	(a)	07/26/10	35,987,382
5,000,000	0.164	(a)	08/01/10	4,998,854
50,000,000	0.254	(a)	08/10/10	49,975,940
15,000,000	0.303	(a)	08/13/10	14,992,774
7,570,000	0.500		10/18/10	7,576,258

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$1,121,665,723

U.S. Treasury Obligations — 46.5%
United States Treasury Bills
$5,200,000	0.400%		06/17/10	$5,199,076
9,600,000	0.410		06/17/10	9,598,251
4,000,000	0.415		06/17/10	3,999,262
87,900,000	0.150		07/01/10	87,889,013
124,000,000	0.200		07/01/10	123,979,333
270,000,000	0.150		07/08/10	269,958,375
3,000,000	0.135		07/15/10	2,999,505
500,000	0.145		07/15/10	499,911
36,700,000	0.150		07/15/10	36,693,272
72,000,000	0.155		07/15/10	71,986,360
185,000,000	0.160		07/15/10	184,963,822
157,400,000	0.150		07/22/10	157,366,552
United States Treasury Note
20,000,000	1.500		10/31/10	20,089,011

TOTAL U.S. TREASURY OBLIGATIONS				$975,221,743

TOTAL INVESTMENTS — 100.0%				$2,096,887,466

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%				(198,124)

NET ASSETS — 100.0%				$2,096,689,342

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2010.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest rate reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ILA MONEY MARKET PORTFOLIO
Schedule of Investments
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 29.0%
Amsterdam Funding Corp.
$6,000,000	0.400%	07/02/10	$5,997,933
Atlantis One Funding Corp.
5,000,000	0.220	06/09/10	4,999,756
Banco Bilbao Vizcaya Argentaria SA
5,000,000	0.310	07/08/10	4,998,407
Clipper Receivables Co. LLC
7,000,000	0.330	08/02/10	6,996,022
ING Funding LLC
7,000,000	0.280	06/24/10	6,998,748
Jupiter Securitization Corp.
7,000,000	0.400	07/15/10	6,996,578
NRW. Bank
5,000,000	0.350	08/05/10	4,996,840
Old Line Funding Corp.
5,000,000	0.220	06/08/10	4,999,786
Royal Park Investments SA
4,000,000	0.300	06/04/10	3,999,900
Standard Chartered PLC
5,000,000	0.420	06/28/10	4,998,425
Straight-A Funding LLC
5,000,000	0.230	06/14/10	4,999,585
5,000,000	0.250	07/01/10	4,998,958
Tasman Funding, Inc.
5,000,000	0.380	07/23/10	4,997,256
Variable Funding Capital Corp.
7,000,000	0.210	06/15/10	6,999,428
Windmill Funding Corp.
6,000,000	0.400	07/02/10	5,997,933
5,000,000	0.330	07/19/10	4,997,800
Yorktown Capital LLC
7,000,000	0.280	07/19/10	6,997,387

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$95,970,742

Certificates of Deposit-Yankeedollar — 12.4%
Bank of Nova Scotia
$7,000,000	0.300%	07/23/10	$7,000,000
Barclays Bank PLC
5,000,000	0.300	06/21/10	5,000,000
Deutsche Bank Securities, Inc.
7,000,000	0.300	07/21/10	7,000,000
Mitsubishi UFJ Trust & Banking Corp.
7,000,000	0.260	06/14/10	7,000,000
Royal Bank of Scotland Group PLC
8,000,000	0.300	07/06/10	8,000,000
Societe Generale
7,000,000	0.360	06/10/10	7,000,068

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR			$41,000,068

Government Guarantee Variable Rate Obligation*(a) — 0.9%
Bank of America N.A.
$3,000,000	0.378%	07/29/10	$3,000,000

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Master Demand Note — 3.0%
Bank of America Securities LLC
$10,000,000	0.290%		07/12/10	$10,000,000

U.S. Government Agency Obligations — 14.5%
Federal Home Loan Bank
$5,000,000	0.112	%(a)	06/01/10	$4,999,547
1,500,000	0.249	(a)	06/11/10	1,498,974
2,400,000	0.293	(a)	06/25/10	2,399,293
2,500,000	0.303	(a)	08/13/10	2,498,796
7,000,000	0.560		08/27/10	6,999,199
Federal Home Loan Mortgage Corp.(a)
500,000	0.232		06/03/10	499,960
3,500,000	0.269		06/11/10	3,497,182
10,000,000	0.341		07/07/10	10,001,472
5,000,000	0.194		07/12/10	5,000,000
1,700,000	0.277		08/05/10	1,699,599
Federal National Mortgage Association
4,000,000	0.540		07/12/10	3,997,540
5,000,000	0.188	(a)	07/13/10	4,999,827

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$48,091,389

Variable Rate Municipal Debt Obligations(a) — 4.1%
New York City GO VRDN Taxable Fiscal Series 2008 Subseries J-13 (Lloyds TSB Bank PLC SPA)
$3,500,000	0.400%		06/03/10	$3,500,000
North Carolina State GO VRDN for Public Improvement Series 2002 G (Landesbank Hessen-Thueringen SPA)
5,000,000	0.240		06/02/10	5,000,000
Rochester Health Care Facilities VRDN RB Mayo Clinic Series 2008 A (Wells Fargo Bank N.A. SPA)
5,000,000	0.240		06/02/10	5,000,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$13,500,000

Variable Rate Obligations(a) — 7.2%
Australia & New Zealand Banking Group Ltd.
$5,000,000	0.373%		06/25/10	$5,000,000
Banco Bilbao Vizcaya Argentaria SA
3,000,000	0.386		06/21/10	3,000,008
JPMorgan Chase & Co.
5,000,000	0.341		06/21/10	5,000,000
Rabobank Nederland
5,000,000	0.791		07/07/10	5,000,000
1,000,000	0.436		08/16/10	1,000,000
Westpac Securities New Zealand Ltd.
5,000,000	0.421		06/21/10	5,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$24,000,008

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$235,562,207

ILA MONEY MARKET PORTFOLIO
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements(b) — 28.9%
BNP Paribas Securities Co.
$4,000,000	0.340%	06/01/10	$4,000,000
Maturity Value: $4,000,151
Collateralized by Federal Republic of Brazil, 7.875%, due 03/07/15. The market value of the collateral, including accrued interest, was $4,200,001.
Deutsche Bank Securities, Inc.
7,000,000	0.620	06/01/10	7,000,000
Maturity Value: $7,000,482
Collateralized by various corporate issuers, 0.000% to 8.500%, due 06/15/12 to 12/31/49. The aggregate market value of the collateral, including accrued interest, was $7,701,740.
Joint Repurchase Agreement Account II
81,700,000	0.203	06/01/10	81,700,000
Maturity Value: $81,701,843
Wells Fargo Securities LLC
3,000,000	0.420	06/01/10	3,000,000
Maturity Value: $3,000,140
Collateralized by Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp., 10.750%, due 02/01/18 and Bear Sterns Asset Backed Securities Trust, 0.533%, due 01/25/47. The aggregate market value of the collateral, including accrued interest, was $3,150,000.

TOTAL REPURCHASE AGREEMENTS			$95,700,000

TOTAL INVESTMENTS — 100.0%			$331,262,207

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%			50,580

NET ASSETS — 100.0%			$331,312,787

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect May 31, 2010.

(b) Unless noted, all repurchase agreements were entered into on May 28, 2010. Additional information on Joint Repurchase Agreement Account II appears in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest rate reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
GO	— General Obligation
RB	— Revenue Bond
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

ILA PRIME OBLIGATIONS PORTFOLIO
Schedule of Investments
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Bank Note — 1.0%
Bank of America N.A.
$5,000,000	0.300%	07/09/10	$5,000,000

Commercial Paper and Corporate Obligations — 42.3%
Amstel Funding Corp.
$5,000,000	0.430%	06/10/10	$4,999,463
Amsterdam Funding Corp.
15,000,000	0.400	07/02/10	14,994,833
Aspen Funding Corp.
10,000,000	0.270	06/22/10	9,998,425
Atlantic Asset Securitization LLC
10,000,000	0.270	07/06/10	9,997,375
9,000,000	0.300	07/16/10	8,996,625
Atlantis One Funding Corp.
10,000,000	0.220	06/09/10	9,999,511
5,000,000	0.310	08/04/10	4,997,245
Chariot Funding LLC
5,042,000	0.220	06/09/10	5,041,754
Clipper Receivables Co. LLC
10,000,000	0.330	08/02/10	9,994,317
5,000,000	0.320	08/09/10	4,996,933
Enterprise Funding Co. LLC
5,420,000	0.280	07/20/10	5,417,934
Hannover Funding Co. LLC
7,000,000	0.480	07/07/10	6,996,640
5,000,000	0.450	07/13/10	4,997,375
Jupiter Securitization Corp.
10,000,000	0.400	07/15/10	9,995,111
LMA Americas LLC
7,600,000	0.420	07/13/10	7,596,276
Old Line Funding Corp.
10,000,000	0.220	06/08/10	9,999,572
Ranger Funding Co. LLC
5,140,000	0.280	07/14/10	5,138,281
Regency Markets No. 1 LLC
10,000,000	0.380	06/21/10	9,997,889
Royal Park Investments SA
6,000,000	0.300	06/04/10	5,999,850
Straight-A Funding LLC
10,000,000	0.230	06/14/10	9,999,170
7,746,000	0.250	07/01/10	7,744,386
4,171,000	0.390	08/03/10	4,168,153
Tasman Funding, Inc.
10,000,000	0.380	07/23/10	9,994,511
Thames Asset Global Securitization, Inc.
8,068,000	0.310	07/19/10	8,064,665
Variable Funding Capital Corp.
10,000,000	0.210	06/15/10	9,999,183
Windmill Funding Corp.
10,000,000	0.400	07/02/10	9,996,556
10,000,000	0.330	07/19/10	9,995,600

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$220,117,633

Government Guarantee Variable Rate Obligations*(a) — 1.1%
Bank of America N.A.
$4,000,000	0.378%	07/29/10	$4,000,000

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Government Guarantee Variable Rate Obligations*(a) — (continued)
Wells Fargo & Co.(b)
$1,800,000	1.104%		06/09/10	$1,825,215

TOTAL GOVERNMENT GUARANTEE VARIABLE RATE OBLIGATIONS				$5,825,215

Master Demand Note — 1.9%
Bank of America Securities LLC
$10,000,000	0.290%		07/12/10	$10,000,000

U.S. Government Agency Obligations — 18.0%
Federal Home Loan Bank
$9,000,000	0.112	%(a)	06/01/10	$8,999,186
2,500,000	0.249	(a)	06/11/10	2,498,290
3,700,000	0.293	(a)	06/25/10	3,698,910
4,000,000	0.303	(a)	08/13/10	3,998,073
3,000,000	0.310	(a)	08/19/10	2,999,859
11,090,000	0.560		08/27/10	11,088,731
Federal Home Loan Mortgage Corp.(a)
7,000,000	0.232		06/03/10	6,999,437
5,600,000	0.269		06/11/10	5,595,491
20,000,000	0.341		07/07/10	20,002,944
10,000,000	0.194		07/12/10	10,000,000
100,000	0.254		08/04/10	99,963
1,500,000	0.277		08/05/10	1,499,696
Federal National Mortgage Association
6,000,000	0.540		07/12/10	5,996,310
10,000,000	0.188	(a)	07/13/10	9,999,654

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$93,476,544

Variable Rate Municipal Debt Obligations — 7.2%
District of Columbia GO VRDN Refunding Series 2008 D RMKT (Wells Fargo Bank N.A. LOC)
$5,420,000	0.260%		06/03/10	$5,420,000
New York City GO VRDN Taxable Fiscal Series 2008 Subseries J-13 (Lloyds TSB Bank PLC SPA)
5,300,000	0.400		06/02/10	5,300,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2010 Subseries F-5 (Sumitomo Mitsui Banking Corp. LOC)
7,000,000	0.230		06/02/10	7,000,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB Refunding for Duke University Health System Series 2005 B (Wells Fargo Bank N.A. SPA)
5,000,000	0.240		06/02/10	5,000,000
Ohio State University General Receipts VRDN RB Series 2001
5,600,000	0.200		06/04/10	5,600,000
Oregon State Facilities Authority VRDN RB Peacehealth Series 2008 C (Wells Fargo Bank N.A. LOC)
4,900,000	0.240		06/03/10	4,900,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 C1 RMKT
3,950,000	0.200		06/03/10	3,950,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$37,170,000

Variable Rate Obligations(a) — 1.9%
JPMorgan Chase & Co.
$7,000,000	0.341%		06/21/10	$7,000,000

ILA PRIME OBLIGATIONS PORTFOLIO
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations(a) — (continued)
JPMorgan Chase & Co. (continued)
$3,029,000	0.301%	06/22/10	$3,029,061

TOTAL VARIABLE RATE OBLIGATIONS			$10,029,061

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$381,618,453

Repurchase Agreements(c) — 26.6%
Citigroup, Inc.
$5,000,000	0.600%	06/01/10	$5,000,000
Maturity Value: $5,000,333
Collateralized by various corporate issuers, 0.743% to 4.607%, due 08/01/16 to 01/25/36. The aggregate market value of the collateral, including accrued interest, was $5,200,786.
Joint Repurchase Agreement Account II
130,300,000	0.203	06/01/10	130,300,000
Maturity Value: $130,302,939
Wells Fargo Securities LLC
3,000,000	0.420	06/01/10	3,000,000
Maturity Value: $3,000,140
Collateralized by Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp., 10.750%, due 02/01/18. The market value of the collateral, including accrued interest, was $3,149,999.

TOTAL REPURCHASE AGREEMENTS			$138,300,000

TOTAL INVESTMENTS — 100.0%			$519,918,453

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%			36,384

NET ASSETS — 100.0%			$519,954,837

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2010.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At May 31, 2010, these securities amounted to $1,825,215 or approximately 0.3% of net assets.

(c) Unless noted, all repurchase agreements were entered into on May 28, 2010. Additional information on Joint Repurchase Agreement Account II appears in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest rate reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
GO	— General Obligation
LOC	— Letter of Credit
RB	— Revenue Bond
RMKT	— Remarketed
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO
Schedule of Investments
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — 98.3%
California — 96.2%
Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2008-0056 (Citibank N.A. SPA) (A-1/NR)(a)
$2,500,000	0.290%	06/03/10	$2,500,000
Bay Area Toll Authority California Toll Bridge VRDN RB Floater Certificates Series 2009-54C (Wells Fargo & Co.) (F1+)(a)
1,700,000	0.500	06/03/10	1,700,000
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR-II R-11453 Series 2008 (Citigroup N.A. SPA) (A-1/NR)(a)
1,400,000	0.290	06/03/10	1,400,000
California Educational Facilities Authority for Stanford University CP Series 2010 (A-1/NR)
5,400,000	0.300	11/19/10	5,400,000
California Educational Facilities Authority VRDN RB for California Institute of Technology Putters Series 2010-3712 (GO of Institution) (JPMorgan Chase & Co.) (A-1+/NR)(a)
2,200,000	0.290	06/03/10	2,200,000
California Educational Facilities Authority VRDN RB for California Institute of Technology Series 2006 B (A-1+/VMIG1)
1,100,000	0.160	06/03/10	1,100,000
California Educational Facilities Authority VRDN RB for Stanford University Floater Certificates Series 2001-487 (Morgan Stanley & Co. SPA) (A-1/NR)(a)
2,155,000	0.290	06/03/10	2,155,000
California Educational Facilities Authority VRDN RB Putters Series 2008-2953 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
955,000	0.290	06/03/10	955,000
California Health Facilities Financing Authority VRDN RB Catholic West Series 2005 H (Bank of America N.A. LOC) (A-1/VMIG1)
1,500,000	0.260	06/02/10	1,500,000
California Health Facilities Financing Authority VRDN RB for Providence Health Putters Series 2010-3630 (JPMorgan Chase & Co.) (A-1+/NR)(a)
3,660,000	0.290	06/03/10	3,660,000
California Health Facilities Financing Authority VRDN RB for Scripps Health Series 2008 B (Wachovia Bank N.A. LOC) (A-1+/VMIG1)
2,085,000	0.250	06/02/10	2,085,000
California Health Facilities Financing Authority VRDN RB Sutter Health Putters Series 2009-3338 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
885,000	0.290	06/03/10	885,000
California Health Facilities Financing Authority VRDN RB Sutter Health Series 2007-1858 (Wells Fargo Bank N.A. SPA) (A-1+/NR)(a)
5,098,000	0.290	06/03/10	5,098,000
California Infrastructure & Economic Development Bank VRDN RB California Academy of Sciences Series 2008 A (U.S. Bank N.A. LOC) (A-1+/VMIG1)
3,350,000	0.250	06/01/10	3,350,000
California Infrastructure & Economic Development Bank VRDN RB California Academy of Sciences Series 2008 F (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
1,000,000	0.250	06/01/10	1,000,000
California Institute of Technology VRDN RB Floaters Certificates Series 2009-42C (Wells Fargo Bank N.A.) (NR/VMIG1)(a)
1,000,000	0.270	06/03/10	1,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
California State Department of Water Resources CP Series 2010 (Landesbank Hessen-Thueringen SPA) (A-1+/P-1)
$2,000,000	0.350%	07/15/10	$2,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-10 (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
100,000	0.280	06/03/10	100,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-14 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
2,000,000	0.280	06/03/10	2,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2005 Subseries G-2 (Lloyds TSB Bank PLC LOC) (A-1/VMIG1)
100,000	0.260	06/03/10	100,000
California State Department of Water Resources VRDN RB Putters Series 2009-3361 (MBIA) (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
5,125,000	0.290	06/03/10	5,125,000
California State Department of Water Resources VRDN RB ROCS-R-II R-11552 Central Valley Project Series 2008 (BHAC) (Citibank N.A. SPA) (A-1/NR)(a)
700,000	0.290	06/03/10	700,000
California State University VRDN RB ROCS RR-II R-11568 Series 2008 (BHAC) (Citibank N.A.) (A-1/NR)(a)
3,000,000	0.290	06/03/10	3,000,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2010 (F-1)
2,500,000	0.400	11/10/10	2,500,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2010 S-K (A-1/NR)
5,500,000	0.370	10/01/10	5,500,000
California Statewide Communities Development Authority VRDN PCRB Refunding for Chevron USA, Inc. Project Series 2002 (A-1+/P-1)
1,700,000	0.230	06/01/10	1,700,000
California Statewide Communities Development Authority VRDN RB for Cottage Health System Series 2008 A (A-1/NR)
1,900,000	0.170	06/03/10	1,900,000
California Statewide Communities Development Authority VRDN RB for John Muir Health Series 2008 A (UBS AG LOC) (A-1/VMIG1)
3,200,000	0.250	06/01/10	3,200,000
California Statewide Communities Development Authority VRDN RB for John Muir Health Series 2008 C (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
600,000	0.240	06/01/10	600,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 J (A-1/NR)
700,000	0.270	06/02/10	700,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M (A-1/NR)
2,900,000	0.270	06/02/10	2,900,000
Desert Community College District GO VRDN Floaters Series 2009-3016 (ASSURED GTY) (Morgan Stanley & Co. SPA) (A-1/NR)(a)
6,035,000	0.310	06/03/10	6,035,000
East Bay Municipal Utility District Water System CP Series 2010 (JPMorgan Chase & Co. LOC) (A-1+/P-1)
2,000,000	0.370	09/01/10	2,000,000

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
Eastern Municipal Water District California Water & Sewer VRDN COPS Refunding Series 2008 E (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
$5,140,000	0.230%	06/02/10	$5,140,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Series 2008 F (JPMorgan Chase Bank & Co. SPA) (A-1+/VMIG1)
700,000	0.260	06/02/10	700,000
Long Beach City California GO TRANS Series 2009 (SP-1+/MIG1)
4,000,000	2.500	09/30/10	4,026,647
Long Beach Unified School District GO VRDN Floaters Series 2009-3022 (Morgan Stanley & Co.) (A-1/NR)(a)
4,465,000	0.310	06/03/10	4,465,000
Los Angeles Community College District GO VRDN ROCS RR-II R-11607 Series 2008 (Citibank N.A. SPA) (A-1/NR)(a)
4,000,000	0.290	06/03/10	4,000,000
Los Angeles Community Redevelopment Agency MF Hsg. VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA) (NR/VMIG1)
7,495,000	0.270	06/02/10	7,495,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows II Series 1998 C (FNMA) (A-1+/NR)
8,559,000	0.240	06/03/10	8,559,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA) (A-1+/NR)
900,000	0.240	06/03/10	900,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Proposition C-2nd Series 2009 A-1 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
12,000,000	0.280	06/01/10	12,000,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Proposition C-2nd Series 2009 C-1 (Sumitomo Mitsui Banking Corp. LOC) (NR/VMIG1)
400,000	0.260	06/03/10	400,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Proposition C-2nd Series 2009 C-2 (U.S. Bank N.A. LOC) (A-1+/VMIG1)
2,075,000	0.260	06/03/10	2,075,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Proposition C-2nd Series 2009 C-3 (Sumitomo Mitsui Banking Corp. LOC) (A-1/VMIG1)
1,000,000	0.250	06/03/10	1,000,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Proposition C-2nd Series 2009 C-4 (U.S. Bank N.A. LOC) (A-1+/VMIG1)
600,000	0.250	06/03/10	600,000
Los Angeles County TRANS Series 2009 A (SP-1+/MIG1)
12,000,000	2.500	06/30/10	12,016,071
Los Angeles Department of Water & Power VRDN RB Putters Series 2009-3422 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
2,220,000	0.290	06/03/10	2,220,000
Los Angeles Department of Water & Power VRDN RB Series 2002 Subseries A-3 (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
2,100,000	0.220	06/03/10	2,100,000
Los Angeles Wastewater System CP Series 2010 (Westdeutsche Landesbank AG, State Street Bank and Trust and California State Teachers Retirement System) (A-1+/P-1)
2,330,000	0.350	06/15/10	2,330,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
Los Angeles Wastewater Systems VRDN RB Refunding Subseries 2008 B (Bank of Nova Scotia LOC) (A-1+/VMIG1)
$3,600,000	0.260%	06/03/10	$3,600,000
Metropolitan Water District Southern California Waterworks Municipal Trust Receipts VRDN RB Floaters Series 2009-8B Reg. D (Barclays Bank PLC SPA) (A-1+/NR)(a)
2,500,000	0.260	06/03/10	2,500,000
Metropolitan Water District Southern California Waterworks VRDN RB Putters Series 2009-3289 (JPMorgan Chase & Co.) (A-1+/NR)(a)
2,225,000	0.290	06/03/10	2,225,000
Metropolitan Water District Southern California Waterworks VRDN RB Putters Series 2010-3655Z (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,670,000	0.290	06/03/10	1,670,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2001 C-1 (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
1,600,000	0.250	06/01/10	1,600,000
Newport Beach California VRDN RB for Hoag Memorial Hospital ROCS RR-II R-11753 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
1,000,000	0.290	06/03/10	1,000,000
Orange County Apartment Development VRDN RB for Park Ridge Villas Series 1998 (FNMA) (A-1+/NR)
4,000,000	0.250	06/03/10	4,000,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC) (Bank of America N.A. LOC) (NR/VMIG1)
800,000	0.240	06/03/10	800,000
Orange County Water District VRDN COPS Putters Series 2010-3686Z (JPMorgan Chase & Co.) (A-1+/NR)(a)
2,000,000	0.290	06/03/10	2,000,000
Orange County Water District VRDN COPS Series 2003 A (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
700,000	0.240	06/02/10	700,000
Pasadena California Certificates Partner VRDN COPS Series 2008 A (Bank of America N.A. LOC) (A-1/NR)
3,700,000	0.280	06/03/10	3,700,000
Peralta Community College District GO VRDN Floaters Series 2009-3019 (ASSURED GTY) (Morgan Stanley Municipal Products SPA) (A-1/NR)(a)
3,300,000	0.290	06/03/10	3,300,000
Peralta Community College District GO VRDN Putters Series 2008-2682 (ASSURED GTY) (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
615,000	0.290	06/03/10	615,000
Peralta Community College District GO VRDN Putters Series 2009-3499Z (ASSURED GTY) (JPMorgan Chase Bank & Co. SPA) (A-1+/NR)(a)
2,000,000	0.290	06/03/10	2,000,000
Riverside Electric Revenue VRDN RB Putters Series 2009-3515 (JPMorgan Chase Bank & Co.SPA) (A-1+/NR)(a)
5,000,000	0.340	06/03/10	5,000,000
Riverside Water Revenue VRDN RB Refunding Series 2008 A (Bank of America N.A. SPA) (A-1/NR)
4,270,000	0.280	06/03/10	4,270,000
Sacramento California Suburban Water District VRDN COPS Refunding Series 2009 A (Sumitomo Mitsui Banking Corp. LOC) (A-1/VMIG1)
6,000,000	0.260	06/02/10	6,000,000

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
Sacramento County Housing Authority VRDN RB Refunding for River Terrace Apartments Series 1996 (FNMA LOC) (A-1+/NR)
$1,100,000	0.240%	06/03/10	$1,100,000
Sacramento Transportation Authority Sales Tax VRDN RB Ltd. Tax Measure Series 2009 A (Barclays Bank PLC) (A-1/VMIG1)
3,000,000	0.260	06/03/10	3,000,000
San Bernadino County Flood Control District VRDN RB Series 2008 (UBS AG LOC) (A-1/VMIG1)
5,500,000	0.250	06/03/10	5,500,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase Bank & Co. SPA) (A-1+/NR)(a)
4,000,000	0.290	06/03/10	4,000,000
San Diego Community College District GO VRDN Putters Series 2010-3676Z (ASSURED GTY) (JPMorgan Chase & Co.) (A-1+/NR)(a)
3,335,000	0.290	06/03/10	3,335,000
San Diego County Water Authority Austin Trust Certificates VRDN COPS Series 2008-3001X (Bank of America N.A. SPA) (A-1/NR)(a)
1,790,000	0.320	06/03/10	1,790,000
San Diego County Water Authority CP Series 2010 (Bayerische Landesbank SPA) (A-1/NR)
1,500,000	0.380	06/07/10	1,500,000
3,000,000	0.350	06/15/10	3,000,000
San Diego County Water Authority CP Series 2010-2 (BNP Paribas SPA) (A-1/NR)
2,000,000	0.320	06/02/10	2,000,000
3,000,000	0.350	06/07/10	3,000,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-11251 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
1,785,000	0.290	06/03/10	1,785,000
San Francisco City & County Public Utilities Commission Water VRDN RB Floaters Series 2010-3153 (Morgan Stanley & Co.) (A-1/NR)(a)
2,000,000	0.310	06/03/10	2,000,000
San Mateo County Community College District GO VRDN Floaters Series 2010-3166 (Morgan Stanley & Co.) (A-1/NR)(a)
2,000,000	0.290	06/03/10	2,000,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,600,000	0.260	06/03/10	1,600,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 D (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
1,700,000	0.600	06/03/10	1,700,000
Southern California Public Power Authority Project VRDN RB Series 2009 (Bank of America N.A. LOC) (A-1/VMIG1)
2,795,000	0.270	06/02/10	2,795,000
University of California Regents Medical Center VRDN RB Series 2007 B-2 (Bank of New York, California State Teachers Retirement and California Public Employees Retirement System SPA) (NR/VMIG1)
3,000,000	0.250	06/01/10	3,000,000
University of California VRDN RB Floaters Certificates Series 2009-7C (Wells Fargo & Co. SPA) (NR/VMIG1)(a)
1,500,000	0.270	06/03/10	1,500,000
University of California VRDN RB Putters Series 2008-2475 (JPMorgan & Chase Co. SPA) (NR/VMIG1)(a)
520,000	0.290	06/03/10	520,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
University of California VRDN RB Putters Series 2008-2649Z (JPMorgan Chase Bank & Co. SPA) (NR/VMIG1)(a)
$3,800,000	0.290%	06/03/10	$3,800,000
University of California VRDN RB Putters Series 2009-3368 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
1,500,000	0.290	06/03/10	1,500,000
University of Southern California Educational Facilities Authority VRDN RB Floaters Trust Series 2009-11B Reg. D (Barclays Bank PLC SPA) (A-1+/NR)(a)
2,500,000	0.260	06/03/10	2,500,000
University of Southern California Educational Facilities Authority VRDN RB Putters Series 2009-3424 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
1,000,000	0.290	06/03/10	1,000,000
Victor Valley Community College GO VRDN Floater Certificates Series 2009-34C (Wells Fargo & Co.) (F1+)(a)
7,000,000	0.270	06/03/10	7,000,000

			251,979,718

Puerto Rico(a) — 2.1%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3034 (Morgan Stanley Municipal Products) (A-1/NR)
350,000	0.410	06/03/10	350,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3036 (Morgan Stanley Municipal Products SPA) (A-1/NR)
5,150,000	0.390	06/03/10	5,150,000

			5,500,000

TOTAL INVESTMENTS — 98.3%			$257,479,718

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%			4,559,725

NET ASSETS — 100.0%			$262,039,443

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2010, these securities amounted to $105,638,000 or approximately 40.3% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest rate reset date for floating rate securities or the prerefunded date for those types of securities.

Security ratings disclosed are obtained from Standard & Poor’s (“S&P”)/Moody’s Investor Service (“Moody’s”). In the event where neither an S&P nor Moody’s rating is available, only a Fitch rating is disclosed. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Investment Abbreviations:
ASSURED GTY	— Insured by Assured Guaranty
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MF Hsg.	— Multi-Family Housing
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — 99.2%
Alabama — 7.2%
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 C (A-1/VMIG1)
$1,000,000	0.280%	06/01/10	$1,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (NR/VMIG1)
10,200,000	0.300	06/01/10	10,200,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
6,500,000	0.300	06/01/10	6,500,000
Gadsden IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/NR)
2,150,000	0.300	06/01/10	2,150,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
4,600,000	0.310	06/03/10	4,600,000
Parrish IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 A (A-1/NR)
1,600,000	0.300	06/01/10	1,600,000
Southeast Alabama Gas District VRDN RB for Supply Project Series 2007 A (Societe Generale SPA) (NR/VMIG1)
41,990,000	0.300	06/01/10	41,990,000

			68,040,000

Alaska — 0.9%
Alaska State Housing Finance Corp. Home Mortgage VRDN RB Series 2009 A (A-1+/VMIG1)
3,080,000	0.240	06/03/10	3,080,000
Alaska State Housing Finance Corp. VRDN RB Governmental Purpose Series 2001 A RMKT (F1+)
1,970,000	0.220	06/03/10	1,970,000
Alaska State Housing Finance Corp. VRDN RB Governmental Purpose Series 2001 B RMKT (F1+)
3,000,000	0.220	06/03/10	3,000,000

			8,050,000

Arizona(a) — 0.8%
Banner Health Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4511 Series 2008 (Wells Fargo Bank N.A. SPA) (A-1+/NR)
1,500,000	0.290	06/03/10	1,500,000
Phoenix Civic Improvement Corp. Wastewater System GO VRDN Putters Series 2009-3440 (JPMorgan Chase & Co.) (A-1+/NR)
2,295,000	0.290	06/03/10	2,295,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floater Trust Series 2010-21W (Barclays Bank PLC) (A-1+/NR)
1,000,000	0.300	06/03/10	1,000,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Series 2009-40C (Wells Fargo & Co.) (NR/VMIG1)
1,000,000	0.280	06/03/10	1,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Arizona(a) — (continued)
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB ROCS-RR-II R-11712 Series 2009 (Citibank N.A. SPA) (NR/VMIG1)
$2,000,000	0.300%	06/03/10	$2,000,000

			7,795,000

California — 6.9%
Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2008-0056 Class A (Citibank N.A. SPA) (A-1/NR)(a)
315,000	0.290	06/03/10	315,000
Bay Area Toll Authority California Toll Bridge VRDN RB Floaters Series 2009-2978 (Morgan Stanley & Co.) (A-1/NR)(a)
2,575,000	0.310	06/03/10	2,575,000
California Educational Facilities Authority VRDN RB for Southern California University Putters Series 2010-3684 (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,000,000	0.290	06/03/10	1,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2002 B (A-1/NR)
1,200,000	0.270	06/02/10	1,200,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M (A-1/NR)
800,000	0.270	06/02/10	800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-1 (A-1/NR)
9,800,000	0.260	06/02/10	9,800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-2 (A-1/NR)
2,200,000	0.260	06/02/10	2,200,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-3 (F1)
11,000,000	0.260	06/02/10	11,000,000
Long Beach City California GO TRANS Series 2009 (SP-1+/MIG1)
1,000,000	2.500	09/30/10	1,006,662
Long Beach Unified School District GO VRDN Floaters Series 2009-3022 (Morgan Stanley & Co.) (A-1/NR)(a)
2,200,000	0.310	06/03/10	2,200,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Proposition C-2nd Series 2009 A-1 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
3,000,000	0.280	06/01/10	3,000,000
Los Angeles County TRANS Series 2009 A (SP-1+/MIG1)
9,000,000	2.500	06/30/10	9,012,053
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-5 (Bank of America N.A. SPA) (A-1+/VMIG1)
2,000,000	0.300	06/03/10	2,000,000
Metropolitan Water District Southern California Waterworks Municipal Trust Receipts VRDN RB Floaters Series 2009-8B Reg. D (Barclays Bank PLC SPA) (A-1+/NR)(a)
1,250,000	0.260	06/03/10	1,250,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2001 C-1 (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
5,400,000	0.250	06/01/10	5,400,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2005 B-2 (ASSURED GTY) (Citibank N.A. SPA) (A-1/VMIG1)
6,830,000	0.250	06/01/10	6,830,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
San Diego County Water Authority CP Series 2010 (Bayerische Landesbank SPA) (A-1/NR)
$1,500,000	0.380%	06/07/10	$1,500,000
2,000,000	0.350	06/15/10	2,000,000
San Diego County Water Authority VRDN COPS Putters Series 2008-2873 (ASSURED GTY) (JPMorgan Chase & Co.) (F1+)(a)
600,000	0.290	06/03/10	600,000
San Francisco City & County Public Utilities Commission Water VRDN RB Floaters Series 2010-3153 (Morgan Stanley & Co.) (A-1/NR)(a)
500,000	0.310	06/03/10	500,000
San Mateo County Community College District GO VRDN Floaters Series 2010-3166 (Morgan Stanley & Co.) (A-1/NR)(a)
1,000,000	0.290	06/03/10	1,000,000

			65,188,715

Colorado — 3.5%
Colorado Educational & Cultural Facilities Authority VRDN RB Nature Conservancy Series 2003 A-TE Convertible (Bank of America N.A. SPA) (A-1/NR)
1,000,000	0.310	06/03/10	1,000,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-1 (Bayerische Landesbank SPA) (NR/VMIG1)
3,095,000	0.280	06/02/10	3,095,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-6 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
6,300,000	0.270	06/02/10	6,300,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity of Leavenworth Health System Putters Series 2010-3702 (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,000,000	0.290	06/03/10	1,000,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity of Leavenworth Health System Putters Series 2010-3714 (JPMorgan Chase & Co.) (A-1/NR)(a)
10,000,000	0.300	06/01/10	10,000,000
Colorado Regional Transportation District Municipal Trust Receipts VRDN RB Floater Series 2010-35B (AMBAC) (Barclays Bank PLC) (A-1+/NR)(a)
1,000,000	0.300	06/03/10	1,000,000
Colorado State General Fund Revenue GO TRANS Series 2009 A (SP-1+/MIG1)
11,000,000	2.000	06/25/10	11,011,184

			33,406,184

Connecticut — 1.1%
Connecticut State Health & Educational Facilities Authority Municipal Trust Receipts VRDN RB for Yale University Floater Series 2010-30B (Barclays Bank PLC) (NR/VMIG1)(a)
500,000	0.260	06/03/10	500,000
Connecticut State Health & Educational Facilities Authority Municipal Trust Receipts VRDN RB for Yale University Floaters Series 2010-26B (Barclays Bank PLC) (NR/P-1)(a)
500,000	0.260	06/03/10	500,000
Connecticut State Health & Educational Facilities Authority Municipal Trust Receipts VRDN RB for Yale University Series 2010-23B (Barclays Bank PLC) (NR/VMIG1)(a)
500,000	0.260	06/03/10	500,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Connecticut — (continued)
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2003 X-2 (A-1+/VMIG1)
$4,775,000	0.200%	06/03/10	$4,775,000
Connecticut State Lehman Municipal Trust Receipts VRDN RB for Yale University Floater Series 2008 K34W Reg. D (Citibank N.A. SPA) (NR/VMIG1)(a)
1,165,000	0.290	06/03/10	1,165,000
University of Connecticut Municipal Trust Receipts VRDN RB Floater Series 2010-41B (GO of University) (Barclays Bank PLC) (NR/VMIG1)(a)
3,000,000	0.300	06/03/10	3,000,000

			10,440,000

District of Columbia — 1.3%
District of Columbia GO TANS Series 2009 (NR/MIG1)
9,000,000	2.500	09/30/10	9,060,886
District of Columbia VRDN RB Putters Series 2009-3369 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
1,000,000	0.290	06/03/10	1,000,000
District of Columbia Water & Sewer Systems VRDN RB Putters Series 2009-3317 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
2,000,000	0.290	06/03/10	2,000,000

			12,060,886

Florida — 4.9%
Florida State Board of Education GO Bonds Refunding for Capital Outlay Series 2009 D (AAA/Aa1)
810,000	2.500	06/01/10	810,000
Florida State Department of Environmental Protection VRDN RB Putters Series 2010-3701 (JPMorgan Chase & Co.) (A-1/NR)(a)
1,325,000	0.300	06/01/10	1,325,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2539 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
890,000	0.290	06/03/10	890,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2996 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
4,100,000	0.290	06/03/10	4,100,000
Highlands County Health Facilities Authority VRDN RB for Adventist Health System ROCS-RR-II R-11830 Series 2010 (Citibank N.A.) (A-1/NR)(a)
2,500,000	0.310	06/03/10	2,500,000
Highlands County Health Facilities Authority VRDN RB for Adventist Health System Series 2005 F RMKT (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
1,000,000	0.240	06/03/10	1,000,000
Jacksonville Electric Authority CP Series 2000 A (Westdeutsche Landesbank AG SPA) (NR/VMIG1)
8,500,000	0.350	06/09/10	8,500,000
Jacksonville Electric Authority VRDN RB Series 2008-3 D-1 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
4,125,000	0.290	06/01/10	4,125,000
Jacksonville Electric Authority VRDN RB Series 2008-3 D-2-A (State Street Bank & Trust Co. SPA) (A-1+/VMIG1)
2,000,000	0.260	06/02/10	2,000,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries A-1 (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
2,500,000	0.600	06/02/10	2,500,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Florida — (continued)
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries A-1 (Bank of New York SPA) (A-1+/VMIG1)
$5,750,000	0.180%	06/02/10	$5,750,000
Jacksonville Electric System VRDN RB Series 2008 D (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
1,000,000	0.300	06/02/10	1,000,000
Jacksonville Transportation VRDN RB Series 2008 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
3,000,000	0.300	06/03/10	3,000,000
Jacksonville Water & Sewer Systems VRDN RB Series 2008 A-2 (Banco Bilboa Vizcaya SPA) (A-1+/VMIG1)
5,175,000	0.600	06/02/10	5,175,000
Orange County Health Facilities Authority VRDN RB for the Nemours Foundation Series 2009 B (Bank of America N.A. LOC) (A-1/NR)
1,000,000	0.200	06/03/10	1,000,000
Orange County Health Facilities Authority VRDN RB for the Nemours Foundation Series 2009 C-2 (A-1+/NR)
990,000	0.200	06/03/10	990,000
South Miami Austin Trust Certificates VRDN RB for Baptist Health Series 2008-1117 (Bank of America N.A. SPA) (A-1/NR)(a)
1,000,000	0.290	06/03/10	1,000,000

			45,665,000

Georgia — 1.9%
Cobb County Development Authority VRDN PCRB for Georgia Power Co. Plant Project Series 1991 (NR/VMIG1)
1,830,000	0.300	06/01/10	1,830,000
Georgia State GO Bonds Series 2009 F (AAA/Aaa)
3,530,000	2.000	11/01/10	3,554,320
Gwinnett County Public School District GO VRDN Putters Series 2008-2868 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
1,060,000	0.290	06/03/10	1,060,000
Gwinnett County Water & Sewer Authority RB Series 2009 A (AAA/Aaa)
800,000	2.000	08/01/10	802,159
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Series 2000 A (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (NR/VMIG1)
3,530,000	0.400	06/02/10	3,530,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Series 2000 B (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (NR/VMIG1)
3,000,000	0.280	06/02/10	3,000,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 B RMKT (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
2,700,000	0.300	06/02/10	2,700,000
Private Colleges & Universities Facilities Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB for Emory University P-Floats-PT-4664 Series 2010 (Bank of America N.A.) (A-1/NR)
1,085,000	0.290	06/03/10	1,085,000

			17,561,479

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Hawaii(a) — 0.2%
Hawaii State Municipal Trust Receipts GO VRDN Floater Series 2010-32B (Barclays Bank PLC) (NR/P-1)
$1,625,000	0.300%	06/03/10	$1,625,000

Illinois — 2.5%
Chicago Board of Education GO VRDN Refunding for Dedicated Revenues Series 2009 A-2 (Northern Trust Co. LOC) (A-1+/VMIG1)
900,000	0.300	06/03/10	900,000
Chicago Board of Education GO VRDN Refunding Series 2009 B (U.S. Bank N.A. LOC) (A-1+/VMIG1)
4,010,000	0.280	06/01/10	4,010,000
Chicago GO VRDN Putters Series 2009-3420 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
310,000	0.290	06/03/10	310,000
Chicago GO VRDN Refunding Series 2007 F RMKT (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
3,600,000	0.700	06/01/10	3,600,000
Chicago Waterworks VRDN RB Second Lien Series 1999 Subseries 2000-2 RMKT (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
4,000,000	0.300	06/01/10	4,000,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2009 A-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
3,000,000	0.280	06/01/10	3,000,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2009 A-2 (Northern Trust Co. SPA) (A-1+/VMIG1)
3,800,000	0.280	06/01/10	3,800,000
Illinois Finance Authority VRDN RB for University of Chicago Medical Center Series 2009 E-1 (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
4,300,000	0.280	06/01/10	4,300,000

			23,920,000

Indiana — 1.7%
Indiana Health & Educational Facilities Financing Authority VRDN RB Ascension Health ROCS-RR-II R-11160 Series 2007 (Citibank N.A.) (A-1/NR)(a)
1,500,000	0.300	06/03/10	1,500,000
Indiana State Finance Authority VRDN RB Floater Trust Series 2009-40B (Barclays Bank PLC) (NR/VMIG1)(a)
1,865,000	0.300	06/03/10	1,865,000
Indiana State Finance Authority VRDN RB for Trinity Health Putters Series 2009-3611 (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,875,000	0.290	06/03/10	1,875,000
Indiana State Finance Authority VRDN RB for Trinity Health Putters Series 2010-3464 (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,000,000	0.290	06/03/10	1,000,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2005 A-3 RMKT (Barclays Bank PLC SPA) (A-1+/VMIG1)
3,000,000	0.280	06/03/10	3,000,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2007 A-2 RMKT (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,620,000	0.280	06/01/10	1,620,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2008 A-2 RMKT (A-1+/VMIG1)
2,000,000	0.230	06/03/10	2,000,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Indiana — (continued)
Indiana State Health System Finance Authority VRDN RB for Sisters of St. Francis Health Series 2008 G (Bank of New York LOC) (NR/VMIG1)
$1,250,000	0.250%	06/03/10	$1,250,000
University of Indiana VRDN RB Floater Certificates Series 2009-45C (Wells Fargo & Co. SPA) (NR/VMIG1)(a)
2,145,000	0.280	06/03/10	2,145,000

			16,255,000

Iowa — 0.6%
Iowa Finance Authority Health Facilities VRDN RB Iowa Health System Series 2009 A (JPMorgan Chase & Co. LOC) (NR/VMIG1)
3,295,000	0.280	06/01/10	3,295,000
Iowa Finance Authority Health Facilities VRDN RB Iowa Health System Series 2009 C (Wells Fargo Bank N.A. LOC) (NR/VMIG1)
2,645,000	0.290	06/01/10	2,645,000

			5,940,000

Kansas — 1.5%
Kansas State Development Finance Authority VRDN RB Sisters of Charity Series 2006 D (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
14,000,000	0.290	06/01/10	14,000,000

Kentucky — 2.7%
Kentucky Public Energy Authority Gas Supply VRDN RB Series 2006 A (BP Corp. North SPA) (A-1+/VMIG1)
25,000,000	0.750	06/01/10	25,000,000

Louisiana — 0.1%
Louisiana State Gas & Fuels Tax VRDN RB Second Lien Series 2009 A-1 (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
1,000,000	0.540	06/03/10	1,000,000

Maryland — 0.5%
Maryland Health & Higher Education for John Hopkins University CP Series 2010 B (Wachovia Bank N.A. SPA) (A-1/P-1)
3,000,000	0.380	07/12/10	3,000,000
Maryland State Health & Higher Educational Facilities Authority VRDN RB for John Hopkins University Series 2008 B (A-1+/VMIG1)
1,500,000	0.180	06/02/10	1,500,000

			4,500,000

Massachusetts — 3.1%
Massachusetts Bay Transportation Authority CP Series 2010 A (Banco Bilbao Vizcaya SPA) (NR/P-1)
2,650,000	0.350	06/15/10	2,650,000
1,500,000	0.360	06/15/10	1,500,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2006-1387 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,595,000	0.290	06/03/10	3,595,000
Massachusetts State Austin Trust Certificates VRDN RB for Harvard University Series 2008-3320 (Bank of America N.A. SPA) (A-1/NR)(a)
1,000,000	0.290	06/03/10	1,000,000
Massachusetts State GO RANS Series 2009 C (SP-1+/MIG1)
11,000,000	2.500	06/24/10	11,014,893
Massachusetts State GO VRDN Putters Series 2010-3699 (AMBAC) (JPMorgan Chase & Co.) (A-1+/NR)(a)
500,000	0.320	06/03/10	500,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Massachusetts — (continued)
Massachusetts State Health & Educational Facilities Authority VRDN RB Massachusetts Institute of Technology Series 2001 J-1 (A-1+/VMIG1)
$2,500,000	0.200%	06/03/10	$2,500,000
Massachusetts State Housing Finance Agency VRDN RB Series 2003 F RMKT (AA-/Aa3)
1,000,000	0.550	06/02/10	1,000,000
Massachusetts State Water Resources Authority CP Series 2010 S-94 (Bayerische Landesbank LOC) (A-1/NR)
2,500,000	0.400	07/14/10	2,500,000
Massachusetts State Water Resources Authority VRDN RB Refunding General Series 2008 E (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,810,000	0.200	06/03/10	2,810,000

			29,069,893

Minnesota — 0.9%
Minneapolis VRDN RB University Gateway Project Series 2009 (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
1,500,000	0.270	06/03/10	1,500,000
Rochester Health Care Facilities Mayo Foundation CP Series 2010 B (U.S. Bank N.A. SPA) (A-1/NR)
2,000,000	0.300	06/10/10	2,000,000
Rochester Health Care Facilities VRDN RB Mayo Clinic Series 2002-08C RMKT (Bank of America N.A. SPA) (A-1/VMIG1)
3,250,000	0.320	06/02/10	3,250,000
University of Minnesota VRDN RB Refunding Series 2008 A RMKT (University of Minnesota SPA) (A-1+/VMIG1)
1,000,000	0.290	06/02/10	1,000,000
University of Minnesota VRDN RB Series 1999 A RMKT (U.S. Bank N.A. SPA) (A-1+/VMIG1)
650,000	0.300	06/02/10	650,000

			8,400,000

Missouri — 5.2%
Kansas City Special Obligation VRDN RB Refunding for H. Roe Bartle Series 2008 E (Bank of America N.A. LOC) (A-1/VMIG1)
2,000,000	0.290	06/02/10	2,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Series 2005 B (U.S. Bank N.A. SPA) (A-1+/VMIG1)
10,000,000	0.280	06/01/10	10,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Systems Series 2008 A (U.S. Bank N.A. SPA) (A-1+/VMIG1)
1,000,000	0.190	06/03/10	1,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Systems Series 2008 B (U.S. Bank N.A. SPA) (A-1+/VMIG1)
6,000,000	0.250	06/03/10	6,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-2 RMKT (Bank of America N.A. LOC) (A-1/NR)
2,620,000	0.330	06/02/10	2,620,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-5 RMKT (U.S. Bank N.A. SPA) (A-1+/NR)
2,000,000	0.260	06/02/10	2,000,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Missouri — (continued)
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Putters Series 2009-3546 (JPMorgan Chase Bank & Co.) (A-1+/NR)(a)
$1,395,000	0.290%	06/03/10	$1,395,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2004 A (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
800,000	0.280	06/01/10	800,000
Missouri State Health & Educational Facilities Authority VRDN RB Refunding for Sisters of Mercy Health System Series 2008 A (Bank of America N.A. SPA) (A-1/VMIG1)
2,800,000	0.280	06/01/10	2,800,000
Missouri State Health & Educational Facilities Authority VRDN RB Refunding for Sisters of Mercy Health System Series 2008 B (Bank of America N.A SPA) (A-1/VMIG1)
1,300,000	0.280	06/01/10	1,300,000
University of Missouri VRDN RB for Systems Facilities Series 2000 B (A-1+/VMIG1)
5,300,000	0.280	06/01/10	5,300,000
University of Missouri VRDN RB for Systems Facilities Series 2001 A (A-1+/VMIG1)
13,940,000	0.280	06/01/10	13,940,000

			49,155,000

Montana — 0.3%
Montana Facilities Finance Authority VRDN RB for Sisters of Charity Series 2006 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,970,000	0.300	06/01/10	2,970,000

Nebraska — 1.4%
American Public Energy Agency Gas Supply VRDN RB for National Public Gas Agency Project Series 2003 A (BP Corp. North America SPA) (A-1+/VMIG1)
6,000,000	0.500	06/03/10	6,000,000
American Public Energy Agency Gas Supply VRDN RB for National Public Gas Agency Project Series 2003 B (BP Corp. North America SPA) (A-1+/VMIG1)
6,836,000	0.250	06/03/10	6,836,000

			12,836,000

Nevada — 1.3%
Clark County GO VRDN Austin Trust Certificates Series 2008-1171 (Bank of America N.A. SPA) (A-1/NR)(a)
6,170,000	0.290	06/03/10	6,170,000
Clark County GO VRDN ROCS-RR-II R-11507 Series 2008 (Citibank N.A. SPA) (A-1/NR)(a)
2,900,000	0.300	06/03/10	2,900,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3489Z (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,700,000	0.290	06/03/10	1,700,000
Las Vegas Valley Water District CP Series 2010 (BNP Paribas SPA) (A-1+/P-1)
1,000,000	0.350	06/01/10	1,000,000
Nevada State GO Bonds Refunding for Capital Improvement Series 2005 A (AA+/Aa1)
725,000	5.000	02/01/11	747,261

			12,517,261

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New Jersey — 0.5%
New Jersey State TRANS Series 2009 (SP-1+/MIG1)
$5,000,000	2.500%	06/24/10	$5,006,216

New Mexico — 0.5%
New Mexico Finance Authority Transportation VRDN RB Refunding for Subordinated Lien Series 2008 Subseries B-2 (UBS AG LOC) (A-1/VMIG1)
2,000,000	0.240	06/03/10	2,000,000
New Mexico Municipal Energy Acquisition Authority Gas Supply VRDN RB Series 2009 (Royal Bank of Canada SPA) (NR/VMIG1)
2,500,000	0.270	06/03/10	2,500,000
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2003 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
10,000	0.300	06/02/10	10,000

			4,510,000

New York — 13.4%
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (NR/VMIG1)
3,400,000	0.350	06/02/10	3,400,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 2A (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
4,650,000	0.330	06/02/10	4,650,000
Nassau County GO TANS Series 2009 A (SP-1+/MIG1)
5,000,000	1.500	09/15/10	5,016,767
New York City GO VRDN Floaters Series 2010-3178 (Morgan Stanley & Co.) (A-1/NR)(a)
1,000,000	0.310	06/03/10	1,000,000
New York City GO VRDN ROCS-RR-II R-11747 Series 2009 (Citibank N.A.) (A-1/NR)(a)
2,000,000	0.300	06/03/10	2,000,000
New York City GO VRDN Series 1993 Subseries A-4 (Bayerische Landesbank LOC) (NR/VMIG1)
2,700,000	0.280	06/01/10	2,700,000
New York City GO VRDN Series 1996 Subseries J-2 RMKT (Westdeutsche Landesbank AG LOC) (NR/VMIG1)
700,000	0.300	06/02/10	700,000
New York City GO VRDN Series 2003 Subseries A-3 (BNP Paribas LOC) (A-1+/VMIG1)
1,500,000	0.250	06/02/10	1,500,000
New York City GO VRDN Series 2008 Subseries L-4 (U.S. Bank N.A. LOC) (A-1+/VMIG1)
3,200,000	0.310	06/01/10	3,200,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA) (A-1+/NR)
1,000,000	0.250	06/02/10	1,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA) (A-1+/NR)
2,500,000	0.250	06/02/10	2,500,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2009-3561 (JPMorgan Chase & Co.) (A-1+/NR)(a)
500,000	0.290	06/03/10	500,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-2559 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
$1,780,000	0.290%	06/03/10	$1,780,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3026 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
2,215,000	0.290	06/03/10	2,215,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3038Z (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
1,300,000	0.290	06/03/10	1,300,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB ROCS-RR-II R-406 Series 2005 (Citibank N.A. SPA) (A-1/NR)(a)
4,000,000	0.300	06/03/10	4,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Series 2008 Subseries B-2 (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
7,380,000	0.280	06/01/10	7,380,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-1 (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
3,000,000	0.360	06/02/10	3,000,000
New York City Transitional Finance Authority VRDN RB Putters Series 2008-3283 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,495,000	0.290	06/03/10	3,495,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1B (Societe Generale) (A-1/VMIG1)
1,800,000	0.260	06/02/10	1,800,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3F (Royal Bank of Canada SPA) (A-1+/VMIG1)
3,990,000	0.280	06/01/10	3,990,000
New York State Dormitory Authority Austin Trust Certificates VRDN RB Series 2008-1195 (Bank of America N.A. SPA) (A-1/NR)(a)
2,400,000	0.290	06/03/10	2,400,000
New York State Dormitory Authority Personal Income Tax Secondary Issues VRDN RB Eagle Series 2006-0047 Class A (Citibank N.A.) (A-1/NR)(a)
2,700,000	0.300	06/03/10	2,700,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2008-3160 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
6,660,000	0.290	06/03/10	6,660,000
New York State Dormitory Authority Secondary Issues VRDN RB for Columbia University Trust Receipts Series 2006-K1 Reg. D (Citibank N.A.) (NR/VMIG1)(a)
500,000	0.290	06/03/10	500,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-11560 for Memorial Sloan-Kettering Hospital Series 2008 (Citibank N.A. SPA) (A-1/NR)(a)
2,100,000	0.300	06/03/10	2,100,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-12121 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
660,000	0.300	06/03/10	660,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II-R-11720 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
3,750,000	0.300	06/03/10	3,750,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York State Dormitory Authority VRDN RB Floater Certificates for New York University Series 2009-91C (Wells Fargo Bank N.A.) (F1+)(a)
$1,000,000	0.280%	06/03/10	$1,000,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3171 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
5,850,000	0.290	06/03/10	5,850,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3201 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
7,020,000	0.290	06/03/10	7,020,000
New York State Dormitory Authority VRDN RB for Rockefeller University Putters Series 2009-3320 (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,615,000	0.290	06/03/10	1,615,000
New York State Dormitory Authority VRDN RB Putters Series 2010-3698Z (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,000,000	0.290	06/03/10	1,000,000
New York State Dormitory Authority VRDN RB Vassar College Putters Series 2008-3204 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
1,790,000	0.290	06/03/10	1,790,000
New York State Environmental Facilities Clean Water & Drinking Putters Series 2008-2871 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
3,640,000	0.290	06/03/10	3,640,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 G (Westdeutsche Landesbank AG LOC) (A-1+/NR)
1,700,000	0.300	06/02/10	1,700,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 I (Landesbank Hessen-Thueringen LOC) (A-1+/NR)
2,900,000	0.300	06/02/10	2,900,000
New York State Local Government Assistance Corp. VRDN RB Series 1993 A (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (NR/VMIG1)
11,100,000	0.300	06/02/10	11,100,000
Port Authority of New York & New Jersey VRDN RB ROCS RR II R 11793 Series 2009 (GO of Authority) (A-1/NR)(a)
1,500,000	0.300	06/03/10	1,500,000
Suffolk County GO TANS Series 2009 (SP-1+/MIG1)
7,500,000	2.000	08/12/10	7,524,520
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-3093 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
1,035,000	0.290	06/03/10	1,035,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-3 (Bank of America N.A. SPA) (A-1/VMIG1)
2,000,000	0.300	06/03/10	2,000,000

			125,571,287

North Carolina — 6.9%
Cary GO VRDN Public Improvement Series 2006 (Bank of New York SPA) (A-1+/VMIG1)
3,860,000	0.260	06/02/10	3,860,000
Charlotte Water & Sewer Systems VRDN RB Putters Series 2010-3643 (JPMorgan Chase & Co.) (A-1+/NR)(a)
500,000	0.290	06/03/10	500,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
North Carolina — (continued)
Charlotte Water & Sewer Systems VRDN RB Refunding Series 2002 C (Bank of America N.A. SPA) (A-1/VMIG1)
$775,000	0.290%	06/03/10	$775,000
Durham GO VRDN Public Improvement Series 1993 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
2,570,000	0.300	06/03/10	2,570,000
Greensboro Enterprise System VRDN RB Series 2005 B (Bank of America N.A. SPA) (A-1/VMIG1)
1,460,000	0.300	06/03/10	1,460,000
Greensboro GO VRDN Public Improvement Series 1994 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
1,050,000	0.300	06/02/10	1,050,000
Mecklenburg County GO VRDN for Public Improvement Series 2000 C (Bank of America N.A. SPA) (A-1+/VMIG1)
6,400,000	0.290	06/02/10	6,400,000
Mecklenburg County GO VRDN Series 2003 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,250,000	0.300	06/02/10	2,250,000
Mecklenburg County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,050,000	0.270	06/03/10	1,050,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0016 Class A (Landesbank Hessen-Thueringen SPA) (A-1/NR)(a)
2,950,000	0.300	06/03/10	2,950,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Putters Series 2009-3333 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
2,000,000	0.290	06/03/10	2,000,000
North Carolina Capital Facilities Finance Agency VRDN RB for Wake Forest University Series 2004 A (A-1+/VMIG1)
4,805,000	0.270	06/03/10	4,805,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1987 A (A-1+/VMIG1)
1,000,000	0.250	06/03/10	1,000,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Wakemed, Inc. Series 2009 C (Wachovia Bank N.A. LOC) (NR/VMIG1)
1,500,000	0.270	06/03/10	1,500,000
North Carolina State GO VRDN Refunding Series 2002 E (Bayerische Landesbank SPA) (NR/VMIG1)
2,000,000	0.280	06/02/10	2,000,000
North Carolina State GO VRDN ROCS RR-II R-11847 Series 2010 (Citibank N.A.) (A-1/NR)(a)
1,600,000	0.290	06/03/10	1,600,000
North Carolina State University Raleigh VRDN RB General Series 2008 A (Bank of America N.A. SPA) (A-1/VMIG1)
5,000,000	0.290	06/02/10	5,000,000
Raleigh VRDN RB ROCS-RR-II R-645 Series 2006 (Citibank N.A. SPA) (F1+)(a)
2,800,000	0.290	06/03/10	2,800,000
Union County Enterprise System VRDN RB Series 2009 (Bank of America N.A. LOC) (A-1/VMIG1)
1,000,000	0.290	06/03/10	1,000,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
1,040,000	0.270	06/03/10	1,040,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
North Carolina — (continued)
University of North Carolina Hospital Chapel Hill VRDN RB Series 2001 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
$7,100,000	0.280%	06/01/10	$7,100,000
University of North Carolina VRDN RB Series 2001 B (A-1+/VMIG1)
4,000,000	0.200	06/02/10	4,000,000
Wake County GO VRDN Public Improvements Series 2003 B (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
600,000	0.360	06/03/10	600,000
2,600,000	0.360 (a)	06/03/10	2,600,000
Wake County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
4,800,000	0.280	06/03/10	4,800,000

			64,710,000

North Dakota — 0.5%
Mercer County for Basin Electric and Power Cooperative CP Series 2010 (A-1/NR)
4,925,000	0.350	06/01/10	4,925,000

Ohio — 3.9%
Cleveland Clinic VRDN RB Floater Certificates Series 2008-59C (Wells Fargo & Co. SPA) (NR/VMIG1)(a)
2,800,000	0.280	06/03/10	2,800,000
Cleveland Waterworks VRDN RB Series 2008 Q (Bank of America N.A. LOC) (A-1/VMIG1)
1,500,000	0.270	06/03/10	1,500,000
Columbus Sewer System VRDN RB Refunding Series 2008 B (A-1+/VMIG1)
1,000,000	0.250	06/03/10	1,000,000
Franklin County Hospital VRDN RB for Nationwide Children’s Hospital Project Series 2008 E (JPMorgan Chase & Co. SPA) (NR/VMIG1)
2,840,000	0.270	06/03/10	2,840,000
Franklin County Hospital VRDN RB Improvement for Nationwide Children’s Hospital Project Series 2008 B (NR/VMIG1)
700,000	0.250	06/03/10	700,000
Kent State University VRDN RB General Receipts Series 2008 B (Bank of America N.A. LOC) (A-1/NR)
5,800,000	0.270	06/03/10	5,800,000
Montgomery County VRDN RB Catholic Health Series 2004 B-1 (Bank of New York SPA) (A-1+/VMIG1)
1,500,000	0.190	06/02/10	1,500,000
Montgomery County VRDN RB for Catholic Health Putters Series 2009-3622 (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,000,000	0.290	06/03/10	1,000,000
Ohio State GO VRDN Common Schools Series 2005 B (A-1+/VMIG1)
2,455,000	0.250	06/02/10	2,455,000
Ohio State GO VRDN Common Schools Series 2006 C (A-1+/VMIG1)
3,805,000	0.260	06/02/10	3,805,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 B (A-1+/VMIG1)
2,130,000	0.190	06/02/10	2,130,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 D (A-1+/VMIG1)
6,140,000	0.190	06/02/10	6,140,000
Ohio State Hospital Facility Commission VRDN RB for Cleveland Health Clinic Putters Series 2009-3558Z (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,200,000	0.290	06/03/10	1,200,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Ohio — (continued)
Ohio State Hospital Facility Commission VRDN RB for Cleveland Health Clinic Putters Series 2009-3591 (JPMorgan Chase & Co.) (A-1+/NR)(a)
$1,495,000	0.290%	06/01/10	$1,495,000
Ohio State University General Receipts VRDN RB Series 2005 B (A-1+/VMIG1)
2,000,000	0.250	06/02/10	2,000,000

			36,365,000

Oklahoma — 0.4%
Oklahoma State Turnpike Authority VRDN RB Refunding Second Series 2006 D Convertible (Lloyds TSB Bank PLC SPA) (NR/VMIG1)
4,000,000	0.270	06/03/10	4,000,000

Oregon — 1.0%
Oregon State GO TANS Series 2009 (SP-1+/MIG1)
5,000,000	2.500	06/30/10	5,008,016
Oregon State GO VRDN Welfare Series 1985 73-H (Bayerische Landesbank SPA) (NR/VMIG1)
3,000,000	0.300	06/02/10	3,000,000
Umatilla County Hospital Facility Authority VRDN RB Catholic Health Series 1997 B (Bayerische Landesbank N.A. SPA) (NR/VMIG1)
1,000,000	0.320	06/02/10	1,000,000

			9,008,016

Pennsylvania — 0.9%
Downingtown Area School District Municipal Products, Inc. Trust GO VRDN Floater Certificates Series 2010 E-13 (Royal Bank of Canada) (NR/Aa1)(a)
975,000	0.290	06/03/10	975,000
Northampton County General Purpose Authority VRDN RB Refunding for Lafayette College Series 2010 A (TD Bank N.A. SPA) (A-1+/P-1)
1,000,000	0.230	06/03/10	1,000,000
Pennsylvania State GO VRDN ROCS-RR-II R-11505 Series 2008 (Citibank N.A. SPA) (A-1/NR)(a)
3,400,000	0.300	06/03/10	3,400,000
St. Mary’s Hospital Authority Bucks County VRDN RB for Catholic Healthcare Series 2004 C (A-1+/VMIG1)
1,300,000	0.250	06/02/10	1,300,000
Washington County Authority VRDN RB Refunding for University of Pennsylvania Series 2004 (A-1+/VMIG1)
1,825,000	0.250	06/03/10	1,825,000

			8,500,000

Puerto Rico(a) — 0.8%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3036 (Morgan Stanley Municipal Products SPA) (A-1/NR)
5,200,000	0.390	06/03/10	5,200,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3101 (Morgan Stanley Municipal Products) (A-1/NR)
2,250,000	0.390	06/03/10	2,250,000

			7,450,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Rhode Island(a) — 0.1%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB for Brown University Putters Series 2009-3517 (JPMorgan Chase & Co.) (A-1+/NR)
$1,120,000	0.290%	06/03/10	$1,120,000

South Carolina — 0.5%
Charleston Waterworks & Sewer VRDN RB Refunding & Capital Improvement Series 2003 A (Bank of America N.A. SPA) (A-1/VMIG1)
2,550,000	0.270	06/03/10	2,550,000
South Carolina State Public Service Authority VRDN RB Floaters Series 2009-3065X (Morgan Stanley Municipal Products) (A-1/NR)(a)
2,000,000	0.290	06/03/10	2,000,000

			4,550,000

Tennessee — 0.4%
Rutherford County Ascension Health & Educational Facilities Board VRDN RB Floaters Series 2010-3160 (Morgan Stanley & Co.) (A-1/NR)(a)
500,000	0.310	06/03/10	500,000
Rutherford County Ascension Health Municipal Trust Receipts VRDN RB Floater Series 2010-25W (Barclays Bank PLC) (A-1+/NR)(a)
500,000	0.300	06/03/10	500,000
Rutherford County Ascension Health VRDN RB Putters Series 2010-3710 (JPMorgan Chase & Co.) (NR/VMIG1)(a)
1,000,000	0.290	06/03/10	1,000,000
Tennessee State GO CP Series 2010 C (Tennessee Consolidated Retirement System SPA) (A-1+/P-1)
2,000,000	0.280	06/01/10	2,000,000

			4,000,000

Texas — 12.8%
Austin ISD GO VRDN ROCS RR-II R-11750 Series 2009 (Citibank N.A.) (A-1/NR)(a)
1,000,000	0.300	06/03/10	1,000,000
Comal ISD GO VRDN ROCS-RR-II R-11844 Series 2010 (Citibank N.A.) (NR/VMIG1)(a)
1,360,000	0.300	06/03/10	1,360,000
Cypress-Fairbanks ISD GO VRDN Putters Series 2008-3084Z (PSF-GTD) (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
2,500,000	0.290	06/03/10	2,500,000
Dallas Area Rapid Transit Sales Tax VRDN RB ROCS-RR-II R-11716 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
1,500,000	0.300	06/03/10	1,500,000
Eagle Mountain and Saginaw ISD GO VRDN Floater Certificates Series 2008 53C (PSF-GTD) (Wells Fargo & Co. SPA) (F1+)(a)
2,770,000	0.280	06/03/10	2,770,000
El Paso County Hospital District GO VRDN Putters Series 2008-2747 (ASSURED GTY) (JPMorgan Chase & Co.) (A-1+/NR)(a)
2,000,000	0.340	06/03/10	2,000,000
Fort Bend ISD GO VRDN Floaters Series 2008 25C-1 3C7 (PSF-GTD) (Wells Fargo & Co.) (F1+)(a)
6,805,000	0.280	06/03/10	6,805,000
Grand Prairie ISD Eclipse Funding Trust GO VRDN Series 2007-0067 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+/NR)(a)
2,995,500	0.290	06/03/10	2,995,500

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Texas — (continued)
Harris County Flood Control District GO VRDN Putters Series 2009-3562 (ASSURED GTY) (JPMorgan Chase & Co.) (A-1+/NR)(a)
$300,000	0.290%	06/03/10	$300,000
Harris County Toll Road Authority VRDN RB Floaters Series 2009-3060X (Morgan Stanley Municipal Products) (A-1/NR)(a)
600,000	0.310	06/03/10	600,000
Harris County Toll Road Authority VRDN RB Putters Series 2009-3425 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
2,000,000	0.290	06/03/10	2,000,000
Harris County VRDN RB Putters Series 2009-3418 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
380,000	0.290	06/03/10	380,000
Houston Community College GO VRDN Putters Series 2009-3356 (AMBAC) (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
510,000	0.340	06/03/10	510,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Eagle Series 2007-0077 A (Citibank N.A. SPA) (A-1/NR)(a)
3,430,000	0.290	06/03/10	3,430,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Floaters Series 2007-2042 (Wells Fargo Bank N.A. SPA) (NR/VMIG1)(a)
1,800,000	0.290	06/03/10	1,800,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Project Series 2008 B (A-1+/VMIG1)
4,900,000	0.280	06/01/10	4,900,000
Houston Utility Systems Municipal Products, Inc. Trust VRDN RB Floater Certificates Series 2010 E-14 (Royal Bank of Canada LOC) (NR/VMIG1)(a)
2,000,000	0.290	06/03/10	2,000,000
Lower Colorado River Authority VRDN RB Putters Series 2008-2994 (BHAC) (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
2,710,000	0.290	06/03/10	2,710,000
North Central Texas Health Facilities Development Corp. VRDN RB for Children’s Medical Center Putters Series 2009-3510 (JPMorgan Chase & Co.) (F1+)(a)
2,000,000	0.290	06/03/10	2,000,000
North East ISD Eclipse Funding Trust GO VRDN Solar Eclipse Series 2007-0101 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+/NR)(a)
1,000,000	0.290	06/03/10	1,000,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises Project Series 2010 A (A-1/P-1)
3,000,000	0.280	06/01/10	3,000,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises Series 2009 A (A-1/P-1)
3,000,000	0.280	06/01/10	3,000,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises Series 2009 C (A-1/P-1)
8,000,000	0.280	06/01/10	8,000,000
Port Arthur Navigation District Environmental Facilities VRDN RB Refunding for Motiva Enterprises Series 2010 C (A-1/P-1)
15,000,000	0.280	06/01/10	15,000,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-2957 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
1,780,000	0.290	06/03/10	1,780,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-3247 (JPMorgan Chase & Co.) (NR/VMIG1)(a)
2,730,000	0.290	06/03/10	2,730,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Texas — (continued)
San Antonio Electric & Gas Systems VRDN RB Putters Series 2009-3560 (JPMorgan Chase & Co.) (A-1+/NR)(a)
$1,000,000	0.290%	06/03/10	$1,000,000
San Antonio Water System VRDN RB Putters Series 2009-3340 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
1,890,000	0.290	06/03/10	1,890,000
Tarrant County Health Facilities Development Corp. Hospital VRDN RB Cook Childrens Medical Center Series 2010 C (A-1+/VMIG1)
1,000,000	0.220	06/03/10	1,000,000
Texas State GO VRDN Eagle Series 2006-0125 Class A (Citibank N.A.) (A-1/NR)(a)
2,000,000	0.290	06/03/10	2,000,000
Texas State GO VRDN Floater Trust Series 2010-18B (Barclays Bank PLC) (NR/VMIG1)(a)
755,000	0.300	06/03/10	755,000
Texas State GO VRDN Putters Series 2009-3534 (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,500,000	0.290	06/03/10	1,500,000
Texas State TRANS Series 2009 (SP-1+/MIG1)
25,050,000	2.500	08/31/10	25,177,599
Texas State Transportation Commission Austin Trust Certificates GO VRDN Series 2007-1026 (Bank of America N.A. SPA) (A-1/NR)(a)
3,000,000	0.290	06/03/10	3,000,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2563 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
1,300,000	0.290	06/03/10	1,300,000
Texas State Transportation GO VRDN Floaters Series 2007-2043 (Wells Fargo Bank N.A. SPA) (F1+)(a)
1,270,000	0.290	06/03/10	1,270,000
Texas Water Development Board Austin Trust Certificates VRDN RB Series 2008-1173 (Bank of America N.A. SPA) (A-1/NR)
1,500,000	0.290	06/03/10	1,500,000
University of Houston VRDN RB Floater Certificates Series 2009-30C (Wells Fargo Bank N.A.) (NR/VMIG1)(a)
710,000	0.280	06/03/10	710,000
University of Texas Permanent University Fund VRDN RB ROCS-RR-II R-11290 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
1,000,000	0.290	06/03/10	1,000,000
University of Texas VRDN RB ROCS-RR-II R-11077 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
1,985,000	0.290	06/03/10	1,985,000

			120,158,099

Utah — 2.3%
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 B (U.S. Bank N.A. SPA) (A-1+/VMIG1)
6,500,000	0.250	06/03/10	6,500,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (U.S. Bank N.A. SPA) (A-1+/VMIG1)
7,800,000	0.250	06/03/10	7,800,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
5,520,000	0.300	06/01/10	5,520,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,700,000	0.300	06/01/10	1,700,000

			21,520,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Virginia — 2.0%
City of Richmond CP Series 2010 (Bank of America N.A. LOC) (NR/P-1)
$1,000,000	0.330%	06/01/10	$1,000,000
Fairfax County IDA VRDN RB for Inova Health System Project Series 2005 A-1 (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
3,820,000	0.250	06/02/10	3,820,000
Richmond GO RANS Series 2009 (SP-1+/MIG1)
3,500,000	1.500	06/24/10	3,502,586
University of Virginia VRDN RB Putters Series 2008-3188Z (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
2,000,000	0.290	06/01/10	2,000,000
Virginia College Building Authority Educational Facilities VRDN RB for 21st Century College Series 2006 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
1,600,000	0.290	06/01/10	1,600,000
Virginia College Building Authority Educational Facilities VRDN RB for 21st Century College Series 2006 C (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
4,125,000	0.290	06/01/10	4,125,000
Virginia College Building Authority Educational Facilities VRDN RB for University of Richmond Project Series 2006 (Wachovia Bank N.A. SPA) (NR/VMIG1)
1,000,000	0.290	06/01/10	1,000,000
Virginia State GO Bonds Refunding Series 2004 B (AAA/Aaa)
1,000,000	5.000	06/01/10	1,000,000
Virginia State Resources Authority Clean Water VRDN RB Floaters Series 2008-2917 (Morgan Stanley Municipal Products SPA) (A-1/NR)(a)
490,000	0.310	06/03/10	490,000

			18,537,586

Washington — 0.8%
King County Sewer System VRDN RB Junior Lien Series 2001 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
4,900,000	0.400	06/02/10	4,900,000
Washington State GO VRDN Putters Series 2009-3538 (JPMorgan Chase Bank & Co.) (A-1+/NR)(a)
1,000,000	0.290	06/03/10	1,000,000
Washington State Health Austin Trust Certificates VRDN RB Series 2008-1180 (Bank of America N.A. SPA) (NR/VMIG1)(a)
1,000,000	0.290	06/03/10	1,000,000
Washington State Health Care Facilities Authority VRDN RB Seattle Children’s Hospital Floater Certificates Series 2009 51C (Wells Fargo & Co.) (F1+)(a)
1,000,000	0.280	06/03/10	1,000,000

			7,900,000

Wisconsin — 1.0%
University of Wisconsin Hospitals & Clinics Authority VRDN RB Refunding Series 2008 B (GO of Authority) (U.S. Bank N.A. LOC) (A-1+/VMIG1)
2,000,000	0.280	06/01/10	2,000,000
University of Wisconsin Hospitals & Clinics Authority VRDN RB Refunding Series 2009 A (GO of Authority) (U.S. Bank N.A. LOC) (A-1+/VMIG1)
1,000,000	0.250	06/03/10	1,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Wisconsin — (continued)
Wisconsin State Health & Educational Facilities Authority VRDN RB for Froedtert & Community Health System Floater Series 2009-3122X (Morgan Stanley Municipal Products) (A-1/NR)(a)
$2,200,000	0.290%	06/03/10	$2,200,000
Wisconsin State Health & Educational Facilities Sisters Hospital Services CP Series 2003 B (ASSURED GTY) (A-1/NR)
3,000,000	0.600	06/04/10	3,000,000
Wisconsin State Health & Educational Facilities Sisters Hospital Services CP Series 2010 (A-1/NR)
975,000	0.600	06/01/10	975,000

			9,175,000

TOTAL INVESTMENTS — 99.2%			$932,401,622

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%			7,669,196

NET ASSETS — 100.0%			$940,070,818

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2010, these securities amounted to $238,025,500 or approximately 25.3% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest rate reset date for floating rate securities or the prerefunded date for those types of securities.

Security ratings disclosed are obtained from Standard & Poor’s (“S&P”)/Moody’s Investor Service (“Moody’s”). In the event where neither an S&P nor Moody’s rating is available, only a Fitch rating is disclosed. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
ASSURED GTY	— Insured by Assured Guaranty
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
ISD	— Independent School District
LOC	— Letter of Credit
MF Hsg.	— Multi-Family Housing
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
TANS	— Tax Anticipation Notes
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

ILA TAX-EXEMPT NEW YORK PORTFOLIO
Schedule of Investments
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — 97.7%
New York — 94.7%
Battery Park City Authority VRDN RB Floater Trust Receipt Series 2010-1B (Barclays Bank PLC) (NR/VMIG1)(a)
$3,290,000	0.260%	06/03/10	$3,290,000
Buffalo Municipal Water Finance Authority Water System VRDN RB Refunding Series 2008 (JPMorgan Chase & Co. LOC) (A-1+/NR)
4,235,000	0.250	06/02/10	4,235,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (NR/VMIG1)
3,000,000	0.350	06/02/10	3,000,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 2A (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
1,500,000	0.330	06/02/10	1,500,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-1 (Bank of Nova Scotia LOC) (A-1+/NR)
2,285,000	0.260	06/03/10	2,285,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-2 (BNP Paribas LOC) (A-1+/NR)
2,875,000	0.310	06/03/10	2,875,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-3 (Lloyds TSB Bank PLC LOC) (A-1/NR)
3,290,000	0.310	06/03/10	3,290,000
Nassau County GO TANS Series 2009 A (SP-1+/MIG1)
5,000,000	1.500	09/15/10	5,016,767
Nassau County GO VRDN Series 2007 B (Bank of America N.A. LOC) (A-1/VMIG1)
675,000	0.280	06/02/10	675,000
New York City GO Bonds Series 2003 J (AA/Aa2)
1,000,000	5.000	06/01/10	1,000,000
New York City GO VRDN Floaters Series 2010-3178 (Morgan Stanley) (A-1/NR)(a)
1,000,000	0.310	06/03/10	1,000,000
New York City GO VRDN ROCS-RR-II R-11747 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
700,000	0.300	06/03/10	700,000
New York City GO VRDN Series 1993 Subseries A-4 (Bayerische Landesbank LOC) (NR/VMIG1)
1,500,000	0.280	06/01/10	1,500,000
New York City GO VRDN Series 1996 Subseries J-2 RMKT (Westdeutsche Landesbank AG LOC) (NR/VMIG1)
1,000,000	0.300	06/02/10	1,000,000
New York City GO VRDN Series 2002 Subseries C-3 (BNP Paribas LOC) (A-1+/VMIG1)
900,000	0.190	06/02/10	900,000
New York City GO VRDN Series 2003 Subseries A-3 (BNP Paribas LOC) (A-1+/VMIG1)
500,000	0.250	06/02/10	500,000
New York City GO VRDN Series 2006 Subseries I-3 (Bank of America N.A. LOC) (A-1/VMIG1)
1,700,000	0.300	06/01/10	1,700,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York City GO VRDN Series 2008 Subseries L-4 (Depfa Bank PLC LOC) (A-1+/VMIG1)
$250,000	0.310%	06/01/10	$250,000
New York City GO VRDN Series 2008 Subseries L-6 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
900,000	0.240	06/01/10	900,000
New York City Health & Hospital Corp. VRDN RB Health System Series 2008 C (TD Bank N.A. LOC) (A-1+/VMIG1)
5,000,000	0.240	06/02/10	5,000,000
New York City Health & Hospital Corp. VRDN RB Health Systems Series 2008 B (GO of Corp.) (TD Banknorth LOC) (A-1+/VMIG1)
2,000,000	0.180	06/02/10	2,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA) (A-1+/NR)
1,800,000	0.250	06/02/10	1,800,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 201 Pearl Street Development Series 2006 A (FNMA) (A-1+/NR)
2,300,000	0.250	06/02/10	2,300,000
New York City IDA Civic Facility VRDN RB ROCS RR II R-11558 Series 2008 (BHAC) (Citibank N.A.) (A-1/NR)(a)
2,700,000	0.300	06/03/10	2,700,000
New York City Municipal Water Finance Authority CP Series 2010-5 A (Bayerische Landesbank and Westdeutsche Landesbank AG SPA) (A-1+/P-1)
1,100,000	0.400	06/17/10	1,100,000
New York City Municipal Water Finance Authority CP Series 2010-5A (Bayerische Landesbank and Westdeutsche Landesbank AG SPA) (A-1+/P-1)
2,000,000	0.380	08/04/10	2,000,000
New York City Municipal Water Finance Authority CP Series 2010-6 (Landesbank Baden-Wurttemberg and Landesbank Hessen-Thueringen SPA) (A-1+/P-1)
2,500,000	0.320	06/21/10	2,500,000
New York City Municipal Water Finance Authority Municipal Trust Receipts VRDN RB Floater Series 2010-29W (Barclays Bank PLC) (NR/VMIG1)(a)
400,000	0.260	06/03/10	400,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2008-3231Z (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,000,000	0.290	06/01/10	1,000,000
New York City Municipal Water Finance Authority VRDN RB ROCS-RR-II R-11556 Series 2008 (BHAC) (AMBAC-TCRS) (Citibank N.A. SPA) (A-1/NR)(a)
1,000,000	0.300	06/03/10	1,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3038Z (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
500,000	0.290	06/03/10	500,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB ROCS-RR-II R-406 Series 2005 (Citibank N.A. SPA) (A-1/NR)(a)
240,000	0.300	06/03/10	240,000
New York City Transitional Finance Authority RB Future Tax Secured Series 2004 Subseries D-1 (AAA/Aaa)
1,000,000	5.000	11/01/10	1,019,869
New York City Transitional Finance Authority VRDN RB Eagle Series 2007-0019 Class A (Citibank N.A. SPA) (A-1/NR)(a)
1,000,000	0.300	06/03/10	1,000,000

ILA TAX-EXEMPT NEW YORK PORTFOLIO
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2010 Subseries F-5 (Sumitomo Mitsui Banking Corp. LOC) (A-1/VMIG1)
$1,500,000	0.230%	06/02/10	$1,500,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3B (Citibank N.A. SPA) (A-1/VMIG1)
3,960,000	0.240	06/01/10	3,960,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3F (Royal Bank of Canada SPA) (A-1+/VMIG1)
1,980,000	0.280	06/01/10	1,980,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT (NR/VMIG1)
5,800,000	0.160	06/03/10	5,800,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT (A-1+/VMIG1)
1,000,000	0.160	06/03/10	1,000,000
New York City Trust Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JPMorgan Chase & Co. SPA) (A-1+/NR)
4,375,000	0.250	06/03/10	4,375,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 B1 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
375,000	0.220	06/03/10	375,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 B3 (Wells Fargo Bank N.A. SPA) (A-1/VMIG1)
8,250,000	0.220	06/03/10	8,250,000
New York City Trust Cultural Resources VRDN RB Refunding for Botanical Garden Series 2009 A (JPMorgan Chase Bank & Co. LOC) (A-1+/NR)
2,000,000	0.180	06/03/10	2,000,000
New York Liberty Development Corp. VRDN RB World Trade Center Project Series 2009 A (NR/VMIG1)
9,600,000	0.500	01/18/11	9,605,450
New York State Dormitory Authority Austin Trust Certificates VRDN RB Series 2008-1195 (Bank of America N.A. SPA) (A-1/NR)(a)
5,300,000	0.290	06/03/10	5,300,000
New York State Dormitory Authority for Columbia University CP Series 2002 C (A-1+/NR)
2,000,000	0.350	06/01/10	2,000,000
New York State Dormitory Authority for Memorial Sloan-Kettering Hospital VRDN RB Putter Series 2008-3171 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,000,000	0.290	06/03/10	3,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2008 A (A-1+/VMIG1)
5,000,000	0.160	06/03/10	5,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2009 B (U.S. Bank N.A. SPA) (A-1+/VMIG1)
5,000,000	0.250	06/03/10	5,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for University of Rochester Series 2006 A-1 RMKT (Bank of America N.A. LOC) (A-1/VMIG1)
3,000,000	0.270	06/02/10	3,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York State Dormitory Authority RB for Columbia University Series 1994 A (AAA/Aaa)
$5,055,000	5.750%	07/01/10	$5,077,580
New York State Dormitory Authority Secondary Issues VRDN RB Eagle Series 2007-0096 Class A (Citibank N.A. SPA) (A-1/NR)(a)
885,000	0.300	06/03/10	885,000
New York State Dormitory Authority Secondary Issues VRDN RB for Columbia University Trust Receipts Series 2006-K1 Reg. D (Citibank N.A. SPA) (NR/VMIG1)(a)
135,000	0.290	06/03/10	135,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-11814 Series 2009 (Citibank N.A.) (A-1/NR)(a)
1,000,000	0.300	06/03/10	1,000,000
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 B RMKT (HSBC Bank USA N.A. SPA) (A-1+/VMIG1)
2,590,000	0.160	06/03/10	2,590,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 B RMKT (TD Bank N.A. LOC) (A-1+/VMIG1)
1,000,000	0.180	06/02/10	1,000,000
New York State Dormitory Authority State Supported Debt VRDN RB for University of Rochester Series 2003 B Convertible (HSBC Bank USA N.A. LOC) (A-1+/VMIG1)
7,310,000	0.280	06/01/10	7,310,000
New York State Dormitory Authority VRDN RB Floater Certificates for New York University Series 2009-91C (Wells Fargo Bank N.A.) (F1+)(a)
590,000	0.280	06/03/10	590,000
New York State Dormitory Authority VRDN RB for Cornell University Putters Series 2009-3383 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,245,000	0.290	06/03/10	3,245,000
New York State Dormitory Authority VRDN RB for Metropolitan Museum of Art Series 1993 B (A-1+/VMIG1)
2,090,000	0.160	06/02/10	2,090,000
New York State Dormitory Authority VRDN RB for Rockefeller University Putters Series 2009-3320 (JPMorgan Chase & Co.) (A-1+/NR)(a)
300,000	0.290	06/03/10	300,000
New York State Dormitory Authority VRDN RB Putters Series 2008-3209 (JPMorgan Chase & Co. SPA) (A-1+/NR)
3,755,000	0.290	06/03/10	3,755,000
New York State Dormitory Authority VRDN RB Putters Series 2010-3698Z (JPMorgan Chase & Co.) (A-1+/NR)(a)
2,000,000	0.290	06/03/10	2,000,000
New York State Dormitory Authority VRDN RB Secondary Issues Series 2007-1861 (Wells Fargo Bank) (A-1/NR)(a)
3,545,000	0.290	06/03/10	3,545,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Putters Series 2008-3195Z (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
1,600,000	0.290	06/01/10	1,600,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 E (BNP Paribas LOC) (A-1+/NR)
3,300,000	0.250	06/02/10	3,300,000
New York State Housing Finance Agency VRDN RB 100 Maiden Lane Series 2004 A RMKT (FNMA) (NR/VMIG1)
2,600,000	0.260	06/02/10	2,600,000

ILA TAX-EXEMPT NEW YORK PORTFOLIO
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA) (NR/VMIG1)
$5,600,000	0.250%	06/02/10	$5,600,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA) (NR/VMIG1)
2,000,000	0.250	06/02/10	2,000,000
New York State Local Government Assistance Corp. RB Refunding Senior Lien Series 2007 A (AAA/Aa2)
1,500,000	5.000	04/01/11	1,557,817
New York State Local Government Assistance Corp. VRDN RB Series 1995 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,871,000	0.220	06/02/10	2,871,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 G (Bank of Nova Scotia LOC) (A-1+/VMIG1)
300,000	0.300	06/02/10	300,000
New York State Power Authority CP Series 2010 (Bank of New York, Bank of Nova Scotia, BNP Paribas, JPMorgan Chase & Co. and State Street Bank & Trust Co. SPA) (A-1/P-1)
1,000,000	0.350	08/10/10	1,000,000
New York State Thruway Authority Highway and Bridge Trust Fund RB Refunding Series 2002 C (NATL-RE) (AA/Aa2)
2,250,000	5.250	04/01/11	2,338,028
New York State Urban Development Corp. Personal Income Tax VRDN RB Floater Trust Series 2009 6W-Reg. D (Barclays Bank PLC) (A-1+/NR)(a)
1,900,000	0.260	06/03/10	1,900,000
Port Authority of New York & New Jersey VRDN RB Putters Series 2008-3095 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
545,000	0.290	06/03/10	545,000
Port Authority of New York & New Jersey VRDN RB ROCS RR II R 11793 Series 2009 (A-1/NR)(a)
500,000	0.300	06/03/10	500,000
Port Authority of New York & New Jersey VRDN RB ROCS RR II R-664 Series 2006 (Citibank N.A.) (F1+)(a)
2,460,000	0.300	06/03/10	2,460,000
Suffolk County GO TANS Series 2009 (SP-1+/MIG1)
4,875,000	2.000	08/12/10	4,890,938
Suffolk County Water Authority VRDN RB Putters Series 2009-3357 (MBIA) (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,260,000	0.320	06/03/10	3,260,000
Triborough Bridge & Tunnel Authority Austin Trust Certificates VRDN RB Series 2008-1184 (Bank of America N.A. SPA) (A-1+/NR)(a)
400,000	0.290	06/03/10	400,000
Triborough Bridge & Tunnel Authority Austin Trust Certificates VRDN RB Series 2008-1188 (Bank of America N.A. SPA) (A-1/NR)(a)
3,000,000	0.290	06/03/10	3,000,000
Triborough Bridge & Tunnel Authority VRDN RB General Series 2001 B RMKT 10/01/08 (State Street Bank & Trust Co. LOC) (A-1+/VMIG1)
765,000	0.240	06/02/10	765,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2010-3685 (GO of Authority) (JPMorgan Chase & Co.) (F1+)(a)
2,405,000	0.290	06/03/10	2,405,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-3 (Bank of America N.A. SPA) (A-1/VMIG1)
1,165,000	0.300	06/03/10	1,165,000

			200,302,449

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Puerto Rico(a)—3.0%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3034 (Morgan Stanley Municipal Products) (A-1/NR)
$400,000	0.410%	06/03/10	$400,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3036 (Morgan Stanley Municipal Products SPA) (A-1/NR)
5,950,000	0.390	06/03/10	5,950,000

			6,350,000

TOTAL INVESTMENTS — 97.7%			$206,652,449

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.3%			4,951,353

NET ASSETS — 100.0%			$211,603,802

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2010, these securities amounted to $54,250,000 or approximately 25.6% of net assets.
Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security, the next interest rate reset date for floating rate securities, or the prerefunded date for those types of securities.
Securities ratings disclosed are obtained from Standard & Poor’s (“S&P”)/Moody’s Investor Service (“Moody’s”). In the event where neither an S&P nor Moody’s rating is available, only a Fitch rating is disclosed. A description of the ratings is available in the Portfolio’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
AMBAC-TCRS	— Insured by American Municipal Bond Assurance Corp. - Transferable Custodial Receipts
BHAC	— Berkshire Hathaway Assurance Corp.
CP	— Commercial Paper
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MF Hsg.	— Multi-Family Housing
NATL-RE	— National Reinsurance Corp.
NR	— Not Rated
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
TANS	— Tax Anticipation Notes
VRDN	— Variable Rate Demand Notes

ILA TREASURY INSTRUMENTS PORTFOLIO
Schedule of Investments
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — 100.0%
United States Treasury Bills
$11,400,000	0.150%	06/03/10	$11,399,905
2,300,000	0.400	06/17/10	2,299,591
6,000,000	0.410	06/17/10	5,998,907
2,000,000	0.415	06/17/10	1,999,631
5,200,000	0.430	06/17/10	5,199,006
4,300,000	0.095	07/01/10	4,299,660
29,400,000	0.115	07/01/10	29,397,182
36,500,000	0.150	07/01/10	36,495,437
4,000,000	0.160	07/01/10	3,999,467
46,000,000	0.200	07/01/10	45,992,333
12,000,000	0.145	07/08/10	11,998,212
112,100,000	0.150	07/08/10	112,082,718
36,000,000	0.170	07/08/10	35,993,710
43,000,000	0.145	07/15/10	42,992,379
22,400,000	0.150	07/15/10	22,395,894
9,000,000	0.155	07/15/10	8,998,295
90,000,000	0.160	07/15/10	89,982,400
147,500,000	0.150	07/22/10	147,468,656
United States Treasury Note
12,000,000	1.500	10/31/10	12,053,407

TOTAL INVESTMENTS — 100.0%			$631,046,790

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%			32,383

NET ASSETS — 100.0%			$631,079,173

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate or the annualized yield on date of purchase for discounted securities.

For information on the mutual funds please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ILA TREASURY OBLIGATIONS PORTFOLIO
Schedule of Investments
May 31, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — 13.1%
United States Treasury Bills
$2,000,000	0.415%	06/10/10	$1,999,793
6,000,000	0.435	06/10/10	5,999,347
12,000,000	0.445	06/10/10	11,998,665
5,000,000	0.450	06/10/10	4,999,438
11,500,000	0.400	06/17/10	11,497,956
7,700,000	0.410	06/17/10	7,698,597
2,000,000	0.415	06/17/10	1,999,631
5,500,000	0.430	06/17/10	5,498,949
7,300,000	0.442	06/17/10	7,298,564
15,000,000	0.200	07/01/10	14,997,500
1,000,000	0.135	07/15/10	999,835
United States Treasury Note
15,000,000	1.500	10/31/10	15,066,758

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$90,055,033

Repurchase Agreements(a) — 86.9%
HSBC Securities (USA), Inc.
$100,000,000	0.190%	06/01/10	$100,000,000
Maturity Value: $100,002,111
Collateralized by U.S. Treasury Notes, 2.750% to 3.250%, due 07/31/10 to 03/31/17. The aggregate market value of the collateral, including accrued interest, was $102,004,577.
Joint Repurchase Agreement Account I
499,300,000	0.194	06/01/10	499,300,000
Maturity Value: $499,310,763

TOTAL REPURCHASE AGREEMENTS			$599,300,000

TOTAL INVESTMENTS — 100.0%			$689,355,033

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%			(227,308)

NET ASSETS — 100.0%			$689,127,725

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Unless noted, all repurchase agreements were entered into on May 28, 2010. Additional information on Joint Repurchase Agreement Account I appears in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate or the annualized yield on date of purchase for discounted securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — It is the Portfolios’ policy to use the amortized-cost method permitted by Rule 2a-7 under the Act, which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity or reset date. Under procedures and tolerances established by the trustees, Goldman Sachs Asset Management, L.P. (“GSAM”) evaluates the difference between the Portfolios’ net asset value per share (“NAV”) based upon the amortized cost of the Portfolios’ securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”), establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including but not limited to quoted prices for similar securities, interest rates, foreign exchange rates, prepayment speeds and credit risk), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The following is a summary of the Portfolios’ investments categorized in the fair value hierarchy, as of May 31, 2010:

Federal	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	$975,221,743	$1,121,665,723	$—

Money Market	Level 1	Level 2(a)	Level 3

Assets
Corporate Obligations (including repurchase agreements)	$—	$269,670,818	$—
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	—	48,091,389	—
Municipal Debt Obligations	—	13,500,000	—

Total	$—	$331,262,207	$—

Prime Obligations	Level 1	Level 2(a)	Level 3

Assets
Corporate Obligations (including repurchase agreements)	$—	$389,271,909	$—
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	—	93,476,544	—
Municipal Debt Obligations	—	37,170,000	—

Total	$—	$519,918,453	$—

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Tax-Exempt California	Level 1	Level 2(a)	Level 3

Assets
Municipal Debt Obligations	$—	$257,479,718	$—

Tax-Exempt Diversified	Level 1	Level 2(a)	Level 3

Assets
Municipal Debt Obligations	$—	$932,401,622	$—

Tax-Exempt New York	Level 1	Level 2(a)	Level 3

Assets
Municipal Debt Obligations	$—	$206,652,449	$—

Treasury Instruments	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasury Obligations	$631,046,790	$—	$—

Treasury Obligations	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasury Obligations	$90,055,033	$—	$—
Corporate Obligations (including repurchase agreements)	—	599,300,000	—

Total	$90,055,033	$599,300,000	$—

(a) The Portfolios utilize amortized cost, which approximates fair value, to value money market investments. This results in a Level 2 classification as amortized cost is considered a model-based price.
Forward Commitment Transactions — The Portfolios may enter into forward commitment transactions which involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. The Portfolios must set aside liquid assets, or engage in other appropriate measures to cover their obligations when entering into a forward commitment.
Interest Rate Risk — In a declining interest rate environment, low yields on the Portfolios’ holdings may have an adverse impact on the Portfolios’ ability to provide a positive yield to its unit/shareholders. As a result, GSAM and/or Goldman Sachs may voluntarily agree to waive certain fees (such as Distribution and Service, Administration, Service plan and Shareholder Administration plan, transfer agency and management fees) which can fluctuate daily.
Market and Credit Risks — In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolios have unsettled or open transaction defaults.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Portfolio Concentrations — The Tax-Exempt Portfolios have the ability to invest a large percentage of their assets in obligations of issuers within certain states, which are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.
     In particular, the Tax-Exempt California and Tax-Exempt New York Portfolios may be affected by the adverse events currently affecting these states’ economies. If California, New York or any of their local governmental entities are unable to meet their financial obligations, the Portfolios’ income, NAV and ability to preserve capital or liquidity could be adversely affected.
Repurchase Agreements — The Portfolios may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held at the Portfolios’ custodian or designated sub-custodians under tri-party repurchase agreements. Under these agreements, the Portfolio is permitted to deliver or re-pledge these securities.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Portfolios’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.
Joint Repurchase Agreement Account I — At May 31, 2010, the Treasury Obligations Portfolio had an undivided interest in the Joint Repurchase Agreement Account I which equaled $499,300,000 in principal amount.
REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,275,000,000	0.19%	06/01/10	$1,275,026,917

Barclays Capital, Inc.	2,808,700,000	0.19	06/01/10	2,808,759,295

BNP Paribas Securities Co.	2,500,000,000	0.20	06/01/10	2,500,055,556

Credit Suisse Securities (USA) LLC	1,000,000,000	0.19	06/01/10	1,000,021,111

Deutsche Bank Securities, Inc.	1,000,000,000	0.19	06/01/10	1,000,021,111

JPMorgan Securities	2,000,000,000	0.19	06/01/10	2,000,042,222

RBS Securities, Inc.	3,000,000,000	0.20	06/01/10	3,000,066,667

UBS Securities LLC	123,000,000	0.19	06/01/10	123,002,597

TOTAL				$13,706,995,476

At May 31, 2010, the Joint Repurchase Agreement Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

U.S. Treasury Bill	0.000%	03/10/11

U.S. Treasury Interest-Only Stripped Securities	0.000	06/15/10 to 05/15/20

U.S. Treasury Notes	0.750 to 7.500	12/31/10 to 02/15/20

U.S. Treasury Principal-Only Stripped Securities	0.000	08/15/10 to 02/15/20

The aggregate market value of the collateral, including accrued interest, was $13,980,185,911.

GOLDMAN SACHS FUNDS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Joint Repurchase Agreement Account II— At May 31, 2010, certain Portfolios had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Portfolio	Principal Amount

Money Market	$81,700,000

Prime Obligations	130,300,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$5,000,000,000	0.20%	06/01/10	$5,000,111,111

Barclays Capital, Inc.	3,015,000,000	0.19	06/01/10	3,015,063,650

Barclays Capital, Inc.	1,000,000,000	0.20	06/01/10	1,000,022,222

Barclays Capital, Inc.	668,000,000	0.21	06/01/10	668,015,587

BNP Paribas Securities Co.	2,000,000,000	0.20	06/01/10	2,000,044,444

BNP Paribas Securities Co.	3,000,000,000	0.21	06/01/10	3,000,070,000

Citigroup Global Markets, Inc.	1,500,000,000	0.21	06/01/10	1,500,035,000

Credit Suisse Securities (USA) LLC	845,000,000	0.21	06/01/10	845,019,717

Deutsche Bank Securities, Inc.	790,000,000	0.20	06/01/10	790,017,555

JPMorgan Securities	340,000,000	0.20	06/01/10	340,007,556

Merrill Lynch & Co., Inc.	850,000,000	0.20	06/01/10	850,018,889

Morgan Stanley & Co.	1,860,000,000	0.20	06/01/10	1,860,041,333

RBS Securities, Inc.	2,000,000,000	0.21	06/01/10	2,000,046,667

UBS Securities LLC	429,000,000	0.21	06/01/10	429,010,010

Wells Fargo Securities LLC	3,750,000,000	0.21	06/01/10	3,750,087,500

TOTAL				$27,047,611,241

At May 31, 2010, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	3.300% to 5.375%	07/18/11 to 02/13/12

Federal Home Loan Bank	0.400 to 2.875	01/04/11 to 06/12/15

Federal Home Loan Mortgage Corp.	0.000 to 7.000	06/23/10 to 06/01/40

Federal National Mortgage Association	0.000 to 9.000	06/15/10 to 05/01/50

Government National Mortgage Association	3.500 to 9.000	04/15/13 to 05/20/40

Tennessee Valley Authority Interest-Only Stripped Security	0.000	11/01/10

U.S. Treasury Notes	1.375 to 4.125	01/15/13 to 11/15/19

The aggregate market value of the collateral, including accrued interest, was $27,618,401,698.
Tax Information — The amortized cost for each Portfolio also represents aggregate cost for U.S. federal income tax purposes.
Subsequent Event — Effective June 1, 2010, the Goldman Sachs Institutional Liquid Assets Tax-Exempt California Portfolio and Goldman Sachs Institutional Liquid Assets Tax-Exempt New York Portfolio have changed their names to the “Goldman Sachs Financial Square Tax-Exempt California Fund” and the “Goldman Sachs Financial Square Tax-Exempt New York Fund”, respectively.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the president and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	July 30, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	July 30, 2010

* Print the name and title of each signing officer under his or her signature.